      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2015.

                                                            FILE NOS. 333-178843
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 7                [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                  Amendment No. 7                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)


                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on  pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Portfolio
                                                                                    Expenses; Examples
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  The Polaris Platinum O-Series Variable
                                                                                    Annuity; Other Information
6.    Deductions..................................................................  Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum O-Series Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    O-Series Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Variable Annuity Contract
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Legal Proceedings
14.   Table of Contents of Statement of Additional Information....................  Table of Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- ---------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum O-Series Variable
                                                     Annuity (P);
                                                     Separate Account; General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P)
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum O-Series
                                                     Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Depositor: Other Information (P);
                                                     Financial Statements; Registrant:
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           POLARIS PLATINUM O-Series

                                   PROSPECTUS

                                OCTOBER 5, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 5, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                               MANAGED BY:
  Aggressive Growth                             Wells Capital Management Incorporated
  American Funds Asset Allocation               Capital Research and Management Company
  American Funds Bond                           Capital Research and Management Company
  American Funds Capital Income Builder         Capital Research and Management Company
  American Funds Global Bond                    Capital Research and Management Company
  American Funds Global Growth                  Capital Research and Management Company
  American Funds Global Small Capitalization    Capital Research and Management Company
  American Funds Growth                         Capital Research and Management Company
  American Funds Growth-Income                  Capital Research and Management Company
  American Funds International                  Capital Research and Management Company
  Asset Allocation                              Edge Asset Management, Inc.
  Balanced                                      J.P. Morgan Investment Management Inc.
  Blue Chip Growth                              Massachusetts Financial Services Company
  Capital Appreciation                          Wellington Management Company LLP
  Capital Growth                                The Boston Company Asset Management, LLC
  Cash Management                               BofA Advisors, LLC
  Corporate Bond                                Federated Investment Management Company
  "Dogs" of Wall Street                         SunAmerica Asset Management, LLC
  Emerging Markets                              J.P. Morgan Investment Management Inc.
  Equity Opportunities                          OppenheimerFunds, Inc.
  Foreign Value                                 Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund   Franklin Templeton Services, LLC
  Franklin Income VIP Fund                      Franklin Advisers, Inc.
  Franklin Mutual Global Discovery VIP Fund     Franklin Mutual Advisers, LLC
  Franklin Rising Dividends VIP Fund            Franklin Advisory Services, LLC
  Franklin Strategic Income VIP Fund            Franklin Advisers, Inc.
  Fundamental Growth                            Wells Capital Management Incorporated
  Global Bond                                   Goldman Sachs Asset Management International
  Global Equities                               J.P. Morgan Investment Management Inc.
  Government and Quality Bond                   Wellington Management Company LLP


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                              MANAGED BY:
  Growth                                       Wellington Management Company LLP
  Growth-Income                                J.P. Morgan Investment Management Inc.
  Growth Opportunities                         Invesco Advisers, Inc.
  High-Yield Bond                              PineBridge Investments LLC
  International Diversified Equities           Morgan Stanley Investment Management Inc.
  International Growth and Income              Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund         Invesco Advisers, Inc.
  Invesco V.I. American Value Fund             Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                   Invesco Advisers, Inc.
  Invesco V.I. Equity and Income Fund          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund          Invesco Advisers, Inc.
  Lord Abbett Bond Debenture                   Lord, Abbett & Co. LLC
  Lord Abbett Developing Growth                Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income                Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock                    Lord, Abbett & Co. LLC
  Lord Abbett Total Return                     Lord, Abbett & Co. LLC
  Mid-Cap Growth                               J.P. Morgan Investment Management Inc.
  Natural Resources                            Wellington Management Company LLP
  Real Estate                                  Pyramis Global Advisors, LLC
  Real Return                                  Wellington Management Company LLP
  SA AB Growth(2)                              AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond(3)                 J.P. Morgan Investment Management Inc. and Massachusetts
                                               Financial Services Company(3)
  SA Legg Mason BW Large Cap Value(7)          Brandywine Global Investment Management, LLC(7)
  SA Marsico Focused Growth(4)                 Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust(5)      Massachusetts Financial Services Company
  SA MFS Total Return(6)                       Massachusetts Financial Services Company
  Small & Mid Cap Value                        AllianceBernstein L.P.
  Small Company Value                          Franklin Advisory Services, LLC
  SunAmerica Dynamic Allocation Portfolio(1)   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                   Columbia Management Investment Advisers, LLC
  Telecom Utility                              Massachusetts Financial Services Company
  Templeton Global Bond VIP Fund               Franklin Advisers, Inc.


1 Your broker-dealer may not allow investment in this portfolio without election of a Living Benefit.

2 On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth
  Portfolio.


3 On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan
  MFS Core Bond Portfolio and the investment adviser changed from Pacific Investment Management Company LLC to J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company.


4 On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico
  Focused Growth Portfolio.

5 On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed
  SA MFS Massachusetts Investors Trust Portfolio.

6 On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total
  Return Portfolio.


7 On or about September 8, 2015, the Davis Venture Value Portfolio was renamed
  SA Legg Mason BW Large Cap Value Portfolio
     and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
      Maximum Owner Transaction Expenses....................   7
      Maximum Premium Based Charge..........................   7
      Maximum Withdrawal Charges............................   7
      Contract Maintenance Fee..............................   7
      Separate Account Annual Expenses......................   7
      Additional Optional Feature Fee.......................   7
        Optional Polaris Income Builder and SunAmerica
           Income Plus Fee..................................   7
      Total Annual Portfolio Operating Expenses.............   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..........................................  10
      Allocation of Purchase Payments.......................  11
      Accumulation Units....................................  12
      Free Look.............................................  12
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  14
        American Funds Insurance Series.....................  14
        Franklin Templeton Variable Insurance Products
           Trust............................................  14
        Lord Abbett Series Fund, Inc........................  14
        Anchor Series Trust.................................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  17
      Fixed Accounts........................................  17
      Dollar Cost Averaging Fixed Accounts..................  17
      Dollar Cost Averaging Program.........................  18
      Polaris Portfolio Allocator Program...................  18
      Transfers During the Accumulation Phase...............  20
      Automatic Asset Rebalancing Program...................  22
      Voting Rights.........................................  23
ACCESS TO YOUR MONEY........................................  23
      Free Withdrawal Amount................................  23
      Systematic Withdrawal Program.........................  24
      Nursing Home Waiver...................................  25
      Minimum Contract Value................................  25
      Qualified Contract Owners.............................  25
OPTIONAL LIVING BENEFIT.....................................  25
      Polaris Income Builder................................  27
DEATH BENEFITS..............................................  34
      Beneficiary Continuation Programs.....................  34
      Death Benefit Defined Terms...........................  35
      Standard Death Benefit................................  36
      Optional Maximum Anniversary Value Death Benefit......  36
      Spousal Continuation..................................  36
EXPENSES....................................................  37
      Separate Account Expenses.............................  37
      Premium Based Charge..................................  37
      Withdrawal Charge.....................................  38
      Underlying Fund Expenses..............................  38
      Contract Maintenance Fee..............................  39
      Transfer Fee..........................................  39
      Optional Living Benefit Fee...........................  39
      Optional Maximum Anniversary Value Death Benefit
        Fee.................................................  39
      Premium Tax...........................................  39
      Income Taxes..........................................  39
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  39


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  40
ANNUITY INCOME OPTIONS......................................  41
      The Income Phase......................................  41
      Annuity Income Options................................  42
      Fixed or Variable Annuity Income Payments.............  43
      Annuity Income Payments...............................  43
      Transfers During the Income Phase.....................  43
      Deferment of Payments.................................  43
TAXES.......................................................  43
      Annuity Contracts in General..........................  43
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  44
      Tax Treatment of Distributions - Qualified Contracts..  44
      Required Minimum Distributions........................  45
      Tax Treatment of Death Benefits.......................  46
      Tax Treatment of Optional Living Benefits.............  46
      Contracts Owned by a Trust or Corporation.............  46
      Foreign Account Tax Compliance ("FATCA")..............  46
      Other Withholding Tax.................................  47
      Gifts, Pledges and/or Assignments of a Contract.......  47
      Diversification and Investor Control..................  47
OTHER INFORMATION...........................................  47
      The Distributor.......................................  47
      The Company...........................................  47
      The Separate Account..................................  48
      The General Account...................................  49
      Financial Statements..................................  49
      Administration........................................  49
      Legal Proceedings.....................................  50
      Registration Statements...............................  50
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  50
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME BUILDER
  FEE....................................................... C-1
APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES............... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MARCH 10, 2014............................ F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  MODELS AND SAMPLE PORTFOLIOS
  PRIOR TO MAY 1, 2015...................................... G-1


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM PREMIUM BASED CHARGE
(as a percentage of each Purchase Payment)(1)..... 5.00%



MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(2)..... 6.00%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(3)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(4)..... $50

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee(5)....................... 0.95%
  Optional Maximum Anniversary Value Death
     Benefit Fee................................ 0.25%
                                                 ----
     Total Separate Account Annual Expenses..... 1.20%
                                                 ====

ADDITIONAL OPTIONAL FEATURE FEE

You may elect the following optional Living Benefit which is a guaranteed minimum withdrawal benefit:


OPTIONAL POLARIS INCOME BUILDER AND SUNAMERICA INCOME PLUS FEE
(SunAmerica Income Plus is not available for election after May 1, 2013) (calculated as a percentage of the Income Base)(6)


                                  INITIAL       MAXIMUM
                                   ANNUAL       ANNUAL
NUMBER OF COVERED PERSONS       FEE RATE(7)   FEE RATE(7)
------------------------------ ------------- ------------
  For One Covered Person......    1.10%         2.20%
  For Two Covered Persons.....    1.35%         2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2014)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.72%        2.02%



FOOTNOTES TO THE FEE TABLE:

 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.


                                       7

 2 Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.

 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 4 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

 5 If you do not elect any optional features, your total separate account annual expenses would be 0.95%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The fee is deducted from your contract value beginning with the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below. If you purchased your contract prior to May 1, 2013, please see APPENDIX F for a description of SunAmerica Income Plus.

 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 8 The maximum expense is for Lord Abbett Developing Growth Portfolio, an
   Underlying Fund of Lord Abbett Series Fund, as of its fiscal year ended December 31, 2014. There is a contractual agreement with Lord, Abbett & Co. LLC under which it will waive 1.12% of its fee and the fee is 0.90% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.90%. The contractual agreement with Lord, Abbett & Co. LLC will continue until at least April 30, 2016, and may not be terminated prior to that date without the approval of the Lord Abbett Series Fund Board of Directors. If your contract was issued on or after June 29, 2015, the minimum expense is 0.72% for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2014. For contracts issued prior to June 29, 2015, the minimum expense is 0.54% for an Underlying Fund of American Funds Insurance Series as of its fiscal year ended December 31, 2014.



                                       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.70% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 2.02%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR       3 YEARS     5 YEARS     10 YEARS
------------   ---------   ---------   ---------
  $ 1,133      $ 2,345     $ 3,419     $ 5,939


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 533      $ 1,845     $ 3,119     $ 5,939



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)








(1)   If you surrender your contract at the end of the applicable time period:



  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 846      $ 1,251     $ 1,575     $ 2,468


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 246      $ 751       $ 1,275     $ 2,468



EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Builder fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



* The 1 year Maximum Expense Example reflects the Lord, Abbett & Co. LLC 1.12% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         THE POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     PURCHASING A POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $10,000             $500           $100
      Non-Qualified       $10,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.

We reserve the right to refuse any Purchase Payment when we are crediting the guaranteed minimum interest rate under the contract. Specific parameters under which we may refuse or restrict Purchase Payments are outlined below, and in the FIXED ACCOUNTS and OPTIONAL LIVING BENEFITS sections of the prospectus. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the GLOSSARY. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       10



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as


                                       11



of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


                                       12



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide


                                       13



you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisor regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     AMERICAN FUNDS INSURANCE SERIES -- CLASS 4 SHARES


     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


     For contracts issued prior to June 29, 2015, Class 2 Shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 Shares, which have higher total annual fund operating expenses, are available instead.



     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES


     Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Advisory Services, LLC are the investment advisers to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio has a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company


                                       14



            and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            CASH MANAGEMENT

            SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15




UNDERLYING FUNDS                                MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                               Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation                 Capital Research and Management Company          AFIS       ASSET ALLOCATION
American Funds Bond                             Capital Research and Management Company          AFIS       BOND
American Funds Capital Income Builder           Capital Research and Management Company          AFIS       ASSET ALLOCATION
American Funds Global Bond                      Capital Research and Management Company          AFIS       BOND
American Funds Global Growth                    Capital Research and Management Company          AFIS       STOCK
American Funds Global Small Capitalization      Capital Research and Management Company          AFIS       STOCK
American Funds Growth                           Capital Research and Management Company          AFIS       STOCK
American Funds Growth-Income                    Capital Research and Management Company          AFIS       STOCK
American Funds International                    Capital Research and Management Company          AFIS       STOCK
Asset Allocation                                Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Balanced                                        J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                            Wellington Management Company LLP                AST        STOCK
Capital Growth                                  The Boston Company Asset Management, LLC         SAST       STOCK
Cash Management                                 BofA Advisors, LLC                               SAST       CASH
Corporate Bond                                  Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                            OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                   Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund     Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                        Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Franklin Mutual Global Discovery VIP Fund       Franklin Mutual Advisers, LLC                    FTVIPT     STOCK
Franklin Rising Dividends VIP Fund              Franklin Advisory Services, LLC                  FTVIPT     STOCK
Franklin Strategic Income VIP Fund              Franklin Advisers, Inc.                          FTVIPT     BOND
Fundamental Growth                              Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                     Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Government and Quality Bond                     Wellington Management Company LLP                AST        BOND
Growth                                          Wellington Management Company LLP                AST        STOCK
Growth-Income                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                            Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                 PineBridge Investments LLC                       SAST       BOND
International Diversified Equities              Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                 Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund            Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. American Value Fund                Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Comstock Fund                      Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Equity and Income Fund             Invesco Advisers, Inc.                           AVIF       ASSET ALLOCATION
Invesco V.I. Growth and Income Fund             Invesco Advisers, Inc.                           AVIF       STOCK
Lord Abbett Bond Debenture                      Lord, Abbett & Co. LLC                           LASF       BOND
Lord Abbett Developing Growth                   Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Mid Cap Stock                       Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Total Return                        Lord, Abbett & Co. LLC                           LASF       BOND
Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                               Wellington Management Company LLP                AST        STOCK
Real Estate                                     Pyramis Global Advisors, LLC                     SAST       STOCK
Real Return                                     Wellington Management Company LLP                SST        BOND
SA AB Growth                                    AllianceBernstein L.P.                           SAST       STOCK
SA JPMorgan MFS Core Bond                       J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                Brandywine Global Investment Management, LLC     SAST       STOCK
SA Marsico Focused Growth                       Marsico Capital Management, LLC                  SAST       STOCK
SA MFS Massachusetts Investors Trust            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
Small & Mid Cap Value                           AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                             Franklin Advisory Services, LLC                  SAST       STOCK
SunAmerica Dynamic Allocation Portfolio         SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                AllianceBernstein L.P.
Technology                                      Columbia Management Investment Advisers, LLC     SAST       STOCK
Telecom Utility                                 Massachusetts Financial Services Company         SAST       STOCK
Templeton Global Bond VIP Fund                  Franklin Advisers, Inc.                          FTVIPT     BOND



                                       16




SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect Polaris Income Builder, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of this Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFIT.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

If your contract was issued prior to October 1, 2013, the 2-Year DCA Fixed Account is also available for investment. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time


                                       17



frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the


                                       18



use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model. However, if you have elected an optional Living Benefit prior to March 10, 2014, pursuant to certain investment requirements, a portion of your investment can be allocated to the SunAmerica Dynamic Allocation Portfolio in addition to a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is


                                       19



consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2015)



         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              2.0%        2.0%        3.0%       6.0%
 American Funds Growth                     2.0%        2.0%        2.0%       2.0%
 American Funds Growth-Income              0.0%        0.0%        1.0%       5.0%
 Blue Chip Growth                          2.0%        2.0%        2.0%       4.0%
 Capital Appreciation                      2.0%        3.0%        4.0%       5.0%
 Capital Growth                            2.0%        3.0%        3.0%       4.0%
 Corporate Bond                           10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                     3.0%        3.0%        3.0%       5.0%
 Emerging Markets                          0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                      2.0%        3.0%        4.0%       6.0%
 Foreign Value                             2.0%        3.0%        3.0%       3.0%
 Global Bond                               4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond              10.0%        9.0%        7.0%       2.0%
 Growth-Income                             5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                           4.0%        3.0%        2.0%       0.0%
 International Diversified Equities        2.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        6.0%        6.0%        7.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  6.0%        7.0%        8.0%       8.0%
 Real Estate                               0.0%        0.0%        0.0%       1.0%
 Real Return                               7.0%        4.0%        2.0%       0.0%
 SA JPMorgan MFS Core Bond                15.0%       12.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                                   4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                 1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                                   7.0%        7.0%        7.0%       8.0%
 Small & Mid Cap Value                     2.0%        2.0%        2.0%       2.0%
 Small Company Value                       0.0%        2.0%        2.0%       1.0%
                              TOTAL        100%        100%        100%       100%


The Polaris Portfolio Allocator Models listed above are those that are currently available. The Portfolio Allocator models are reconfigured from time to time. However, once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.

If you invested in a Portfolio Allocator model prior to May 1, 2015, PLEASE SEE THE POLARIS PORTFOLIO ALLOCATOR MODELS APPENDIX, for additional information regarding the previous allocations of the Portfolio Allocator models prior to that date.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


                                       20



Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2014 and within the previous twelve months (from August 17, 2013 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2014 must be submitted by U.S. Mail (from August 17, 2014 through August 16, 2015).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;


                                       21



     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under


                                       22



the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?"UNDER OPTIONAL LIVING BENEFIT BELOW.



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are


                                       23



no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 4% is the applicable percentage) [B x C=$4,000]

     D=  Your full contract value ($86,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds


                                       24



the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFIT


The optional Living Benefit, POLARIS INCOME BUILDER(R), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee only at the time of contract issue. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return.

Please read carefully the more detailed description of the Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available.


GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT

The "SunAmerica Income Builder" Living Benefit was renamed "Polaris Income Builder" as of March 10, 2014. All references in the prospectus to the "SunAmerica Income Builder" Living Benefit have been changed accordingly.

You must invest in accordance with investment requirements outlined below.

The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefit guarantees that only certain Purchase Payments received during the first contract year are included in the Income Base.


                                       25



This optional Living Benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime retirement income. Thus, if a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MARCH 10, 2014, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are 100% of the Purchase Payments made in the first Contract Year and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if applicable. However, the Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to the Purchase Payments Limit without prior Company approval.

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract years 2 and after.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT                 INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years -- the
                  Income Credit is eliminated in years any withdrawal
                  is taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90%


                                       26



of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME BUILDER?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. Currently, the Maximum Annual Withdrawal Percentage is the same as the Protected Income Payment Percentage.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


POLARIS INCOME BUILDER


How does Polaris Income Builder work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


  NUMBER OF COVERED PERSONS      MAXIMUM ANNUAL
      AND AGE OF COVERED           WITHDRAWAL       PROTECTED INCOME
 PERSON AT FIRST WITHDRAWAL*       PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                4.0%                4.0%
 One Covered Person
 (Ages 65 and older)                 5.2%                5.2%
 Two Covered Persons
 (Age 64 and Younger)                3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)                 4.7%                4.7%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and Continuation Contributions, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

The Secure Value Account is only available for investment if you elect the living benefit. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with one of two options below:


  1   10% Secure      90% SunAmerica Dynamic Allocation
      Value Account   Portfolio
  2   10% Secure      Up to 90% in one or more of the following
      Value Account   individual Variable Portfolios:
                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SA JPMorgan MFS Core Bond
                      SunAmerica Dynamic Allocation Portfolio

                                       27



How do my investment requirements impact my feature and contract?

Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with this Living Benefit meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

Your allocation instructions must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or the Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Account(s) under the Automatic Asset Rebalancing Program.

What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments and Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be


                                       28



eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year in which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.

What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit


                                       29



the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, fee payments or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a


                                       30



relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, new highest Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

POLARIS INCOME BUILDER -
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME BUILDER -
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      Non-Qualified:
      Joint Owners(2)         45          80          45          85
      Non-Qualified:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        Qualified:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


                                       31



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


                                       32



Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?"above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                       33



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.


                                       34



If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.


We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. The Variable Portfolios may be of a different share class than those available to the original owner subject to different underlying fund fees. The Beneficiary may transfer funds among the Variable Portfolios.


If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may transfer funds among the Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner. Any Fixed Accounts or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


                                       35



The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.


STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value Death Benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


                                       36

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 0.95% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


                                                         QUARTERLY
                                                          PREMIUM
                                                        BASED CHARGE
                                          PREMIUM       (OVER 7 YEAR
ACCUMULATED PREMIUM BREAKPOINT         BASED CHARGE       PERIOD)
 Less than $50,000                        5.00%           0.1786%
 $50,000 but less than $100,000           4.50%           0.1607%
 $100,000 but less than $250,000          3.50%           0.1250%
 $250,000 but less than $500,000          2.50%           0.0893%
 $500,000 but less than $1,000,000        2.00%           0.0714%
 $100,000,000 or more                     1.25%           0.0446%

If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.


                                       37



WITHDRAWAL CHARGE

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses related to issuing your contract, and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:


WITHDRAWAL CHARGE SCHEDULE


ACCUMULATED                             YEARS SINCE RECEIPT OF EACH PREMIUM
PREMIUM
BREAKPOINT                 1         2        3        4        5       6         7      8+
 Less than $50,000        6%       5%       5%        4%      3%       2%       1%      0%
 $50,000 but less
 than $100,000           5.5%      5%       5%        4%      3%       2%       1%      0%
 $100,000 but less
 than $250,000           4.5%      4%       4%        3%      3%       2%       1%      0%
 $250,000 but less
 than $500,000           3.5%      3%       3%      2.25%     2%       2%       1%      0%
 $500,000 but less
 than $1,000,000          3%       2%       2%       1.5%     1%       1%       1%      0%
 $1,000,000 or more     2.25%     1.5%     1.5%       1%      1%     0.75%     0.5%     0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


12b-1 FEES


Most Underlying Funds available in this product assess a 12b-1 fee of up to 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 4 shares of American Funds Insurance Series for contracts issued on or after June 29, 2015 and Class 2 shares of



                                       38




American Funds Insurance Series for contracts issued prior to June 29, 2015, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEE

The Polaris Income Builder Living Benefit fee will be calculated as a percentage of the Income Base for all years in which the Living Benefit is in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments;


                                       39



relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2014 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the


                                       40



contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. For contracts issued in the state of New York, we can extend the Accumulation Phase from age 90 to the first business day of the month following your 95th birthday upon your request. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in


                                       41



New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday. Please see LEGAL PROCEEDINGS for more information about the settlement and our enhanced practices related to the handling of unclaimed property.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.



                                       42



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the


                                       43



Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);


                                       44



     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


                                       45



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value


                                       46



life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR

AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.


                                       47



The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.


                                       48



These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be


                                       49



confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Accounts. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries.


As of September 30, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       50

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                       FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                        INCEPTION         ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                    TO 12/31/11       12/31/12         12/31/13         12/31/14
===================================================== =============   =============   ===============   ==============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$9.186       (a)$8.071       (a)$9.268         (a)$13.091
                                                      (b)$9.027       (b)$7.920       (b)$9.072         (b)$12.782
 Ending AUV.......................................... (a)$8.071       (a)$9.268       (a)$13.091        (a)$13.006
                                                      (b)$7.920       (b)$9.072       (b)$12.782        (b)$12.667
 Ending Number of AUs................................ (a)6,372        (a)47,170       (a)8,558          (a)14,412
                                                      (b)1,192        (b)4,060        (b)10,511         (b)28,594

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$17.947      (a)$16.830      (a)$19.369        (a)$23.733
                                                      (b)$17.578      (b)$16.462      (b)$18.899        (b)$23.099
 Ending AUV.......................................... (a)$16.830      (a)$19.369      (a)$23.733        (a)$24.777
                                                      (b)$16.462      (b)$18.899      (b)$23.099        (b)$24.055
 Ending Number of AUs................................ (a)65,422       (a)283,275      (a)415,259        (a)674,117
                                                      (b)42,796       (b)176,845      (b)302,924        (b)603,355

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$26.449      (a)$21.959      (a)$26.658        (a)$34.113
                                                      (b)$25.903      (b)$21.466      (b)$25.995        (b)$33.182
 Ending AUV.......................................... (a)$21.959      (a)$26.658      (a)$34.113        (a)$34.572
                                                      (b)$21.466      (b)$25.995      (b)$33.182        (b)$33.544
 Ending Number of AUs................................ (a)270,895      (a)781,363      (a)1,179,761      (a)1,471,648
                                                      (b)102,392      (b)282,716      (b)506,042        (b)874,022

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$22.729      (a)$19.852      (a)$23.182        (a)$29.877
                                                      (b)$22.255      (b)$19.399      (b)$22.596        (b)$29.050
 Ending AUV.......................................... (a)$19.852      (a)$23.182      (a)$29.877        (a)$32.113
                                                      (b)$19.399      (b)$22.596      (b)$29.050        (b)$31.145
 Ending Number of AUs................................ (a)159,147      (a)564,497      (a)834,148        (a)1,016,245
                                                      (b)59,818       (b)197,362      (b)380,592        (b)671,616

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$18.541      (a)$16.840      (a)$19.597        (a)$25.916
                                                      (b)$18.138      (b)$16.466      (b)$19.113        (b)$25.213
 Ending AUV.......................................... (a)$16.840      (a)$19.597      (a)$25.916        (a)$28.401
                                                      (b)$16.466      (b)$19.113      (b)$25.213        (b)$27.562
 Ending Number of AUs................................ (a)62,260       (a)257,147      (a)686,789        (a)1,205,652
                                                      (b)28,809       (b)148,716      (b)448,651        (b)1,082,583

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$16.239      (a)$15.279      (a)$16.900        (a)$19.686
                                                      (b)$15.831      (b)$14.893      (b)$16.432        (b)$19.093
 Ending AUV.......................................... (a)$15.279      (a)$16.900      (a)$19.686        (a)$20.903
                                                      (b)$14.893      (b)$16.432      (b)$19.093        (b)$20.222
 Ending Number of AUs................................ (a)30,480       (a)80,514       (a)100,367        (a)114,679
                                                      (b)9,141        (b)28,373       (b)36,872         (b)75,611

------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                             FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                              INCEPTION         ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                          TO 12/31/11       12/31/12         12/31/13         12/31/14
=========================================== =============   =============   ===============   ==============
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$10.666      (a)$10.211      (a)$11.414        (a)$13.475
                                            (b)$10.329      (b)$9.877       (b)$11.013        (b)$12.970
 Ending AUV................................ (a)$10.211      (a)$11.414      (a)$13.475        (a)$14.838
                                            (b)$9.877       (b)$11.013      (b)$12.970        (b)$14.246
 Ending Number of AUs...................... (a)45,572       (a)156,951      (a)211,880        (a)316,139
                                            (b)22,478       (b)85,495       (b)171,915        (b)281,148

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$6.662       (a)$5.841       (a)$6.439         (a)$8.524
                                            (b)$6.449       (b)$5.647       (b)$6.210         (b)$8.201
 Ending AUV................................ (a)$5.841       (a)$6.439       (a)$8.524         (a)$9.427
                                            (b)$5.647       (b)$6.210       (b)$8.201         (b)$9.046
 Ending Number of AUs...................... (a)47,145       (a)79,716       (a)100,986        (a)387,968
                                            (b)15,429       (b)42,508       (b)100,949        (b)560,366

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$19.597      (a)$15.803      (a)$19.346        (a)$25.964
                                            (b)$19.084      (b)$15.371      (b)$18.770        (b)$25.128
 Ending AUV................................ (a)$15.803      (a)$19.346      (a)$25.964        (a)$29.565
                                            (b)$15.371      (b)$18.770      (b)$25.128        (b)$28.542
 Ending Number of AUs...................... (a)87,337       (a)229,299      (a)711,853        (a)953,738
                                            (b)33,688       (b)102,113      (b)340,908        (b)630,593

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$8.353       (a)$7.600       (a)$8.555         (a)$10.926
                                            (b)$8.137       (b)$7.392       (b)$8.301         (b)$10.575
 Ending AUV................................ (a)$7.600       (a)$8.555       (a)$10.926        (a)$11.723
                                            (b)$7.392       (b)$8.301       (b)$10.575        (b)$11.319
 Ending Number of AUs...................... (a)4,175        (a)11,912       (a)13,067         (a)21,170
                                            (b)1,880        (b)18,635       (b)42,611         (b)74,956

--------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$11.571      (a)$11.462      (a)$11.298        (a)$11.134
                                            (b)$11.229      (b)$11.109      (b)$10.923        (b)$10.738
 Ending AUV................................ (a)$11.462      (a)$11.298      (a)$11.134        (a)$10.971
                                            (b)$11.109      (b)$10.923      (b)$10.738        (b)$10.554
 Ending Number of AUs...................... (a)86,712       (a)18,429       (a)99,066         (a)117,180
                                            (b)6,946        (b)10,863       (b)95,447         (b)128,606

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$20.639      (a)$20.981      (a)$23.097        (a)$23.142
                                            (b)$20.110      (b)$20.411      (b)$22.413        (b)$22.401
 Ending AUV................................ (a)$20.981      (a)$23.097      (a)$23.142        (a)$24.193
                                            (b)$20.411      (b)$22.413      (b)$22.401        (b)$23.360
 Ending Number of AUs...................... (a)209,299      (a)723,026      (a)1,643,661      (a)2,097,613
                                            (b)76,302       (b)269,050      (b)642,161        (b)1,043,917

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$16.246      (a)$16.665      (a)$18.742        (a)$25.300
                                            (b)$15.829      (b)$16.210      (b)$18.185        (b)$24.487
 Ending AUV................................ (a)$16.665      (a)$18.742      (a)$25.300        (a)$27.687
                                            (b)$16.210      (b)$18.185      (b)$24.487        (b)$26.730
 Ending Number of AUs...................... (a)2,212        (a)107,479      (a)365,685        (a)515,749
                                            (b)720          (b)29,440       (b)157,518        (b)316,079

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                               INCEPTION          ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/11        12/31/12          12/31/13         12/31/14
============================================================ =============   ===============   ===============   ==============
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$30.757      (a)$21.511        (a)$25.240        (a)$24.095
                                                             (b)$30.036      (b)$20.985        (b)$24.562        (b)$23.389
 Ending AUV................................................. (a)$21.511      (a)$25.240        (a)$24.095        (a)$22.406
                                                             (b)$20.985      (b)$24.562        (b)$23.389        (b)$21.695
 Ending Number of AUs....................................... (a)14,205       (a)44,043         (a)154,230        (a)241,521
                                                             (b)4,925        (b)20,914         (b)81,004         (b)186,008

-------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$12.830      (a)$12.055        (a)$13.919        (a)$18.047
                                                             (b)$12.508      (b)$11.747        (b)$13.529        (b)$17.498
 Ending AUV................................................. (a)$12.055      (a)$13.919        (a)$18.047        (a)$19.694
                                                             (b)$11.747      (b)$13.529        (b)$17.498        (b)$19.047
 Ending Number of AUs....................................... (a)549          (a)63,131         (a)449,566        (a)682,603
                                                             (b)256          (b)23,090         (b)201,974        (b)458,747

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$10.932      (a)$8.512         (a)$10.058        (a)$12.263
                                                             (b)$10.797      (b)$8.394         (b)$9.894         (b)$12.033
 Ending AUV................................................. (a)$8.512       (a)$10.058        (a)$12.263        (a)$11.301
                                                             (b)$8.394       (b)$9.894         (b)$12.033        (b)$11.061
 Ending Number of AUs....................................... (a)835,489      (a)2,423,961      (a)3,220,562      (a)3,953,023
                                                             (b)317,609      (b)880,087        (b)1,322,971      (b)1,931,911

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$10.236      (a)$9.184         (a)$10.492        (a)$12.865
                                                             (b)$10.159      (b)$9.094         (b)$10.364        (b)$12.675
 Ending AUV................................................. (a)$9.184       (a)$10.492        (a)$12.865        (a)$13.106
                                                             (b)$9.094       (b)$10.364        (b)$12.675        (b)$12.881
 Ending Number of AUs....................................... (a)24,669       (a)48,018         (a)109,037        (a)183,299
                                                             (b)16,233       (b)44,018         (b)111,204        (b)296,946

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$11.401      (a)$10.781        (a)$12.030        (a)$13.579
                                                             (b)$11.330      (b)$10.702        (b)$11.912        (b)$13.411
 Ending AUV................................................. (a)$10.781      (a)$12.030        (a)$13.579        (a)$14.071
                                                             (b)$10.702      (b)$11.912        (b)$13.411        (b)$13.863
 Ending Number of AUs....................................... (a)90,666       (a)323,638        (a)479,766        (a)574,340
                                                             (b)54,410       (b)203,548        (b)380,936        (b)666,009

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$7.776       (a)$6.690         (a)$7.678         (a)$10.399
                                                             (b)$7.534       (b)$6.478         (b)$7.416         (b)$10.019
 Ending AUV................................................. (a)$6.690       (a)$7.678         (a)$10.399        (a)$11.055
                                                             (b)$6.478       (b)$7.416         (b)$10.019        (b)$10.625
 Ending Number of AUs....................................... (a)914          (a)21,844         (a)21,841         (a)20,005
                                                             (b)2,619        (b)8,597          (b)19,906         (b)39,839

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$17.798      (a)$18.000        (a)$18.476        (a)$17.609
                                                             (b)$17.353      (b)$17.517        (b)$17.936        (b)$17.052
 Ending AUV................................................. (a)$18.000      (a)$18.476        (a)$17.609        (a)$17.340
                                                             (b)$17.517      (b)$17.936        (b)$17.052        (b)$16.749
 Ending Number of AUs....................................... (a)54,780       (a)212,230        (a)616,331        (a)922,393
                                                             (b)29,682       (b)101,468        (b)283,116        (b)560,765

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                           FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                           INCEPTION          ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/11        12/31/12          12/31/13         12/31/14
======================================================== =============   ===============   ===============   ==============
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$10.629      (a)$8.628         (a)$9.964         (a)$12.426
                                                         (b)$10.397      (b)$8.427         (b)$9.708         (b)$12.076
 Ending AUV............................................. (a)$8.628       (a)$9.964         (a)$12.426        (a)$12.792
                                                         (b)$8.427       (b)$9.708         (b)$12.076        (b)$12.401
 Ending Number of AUs................................... (a)4,043        (a)21,471         (a)46,645         (a)84,204
                                                         (b)339          (b)4,336          (b)34,239         (b)86,713

---------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$16.109      (a)$16.858        (a)$17.288        (a)$16.726
                                                         (b)$15.704      (b)$16.406        (b)$16.783        (b)$16.196
 Ending AUV............................................. (a)$16.858      (a)$17.288        (a)$16.726        (a)$17.381
                                                         (b)$16.406      (b)$16.783        (b)$16.196        (b)$16.788
 Ending Number of AUs................................... (a)534,665      (a)2,089,739      (a)3,915,320      (a)4,559,597
                                                         (b)215,470      (b)713,384        (b)1,456,613      (b)2,105,655

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$7.018       (a)$5.992         (a)$6.960         (a)$9.477
                                                         (b)$7.243       (b)$6.175         (b)$7.155         (b)$9.718
 Ending AUV............................................. (a)$5.992       (a)$6.960         (a)$9.477         (a)$9.713
                                                         (b)$6.175       (b)$7.155         (b)$9.718         (b)$9.935
 Ending Number of AUs................................... (a)184,748      (a)588,293        (a)728,766        (a)750,412
                                                         (b)57,026       (b)205,912        (b)306,047        (b)357,455

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$13.475      (a)$11.594        (a)$13.056        (a)$17.440
                                                         (b)$13.113      (b)$11.266        (b)$12.655        (b)$16.862
 Ending AUV............................................. (a)$11.594      (a)$13.056        (a)$17.440        (a)$18.516
                                                         (b)$11.266      (b)$12.655        (b)$16.862        (b)$17.858
 Ending Number of AUs................................... (a)6,968        (a)16,419         (a)27,076         (a)37,992
                                                         (b)3,009        (b)13,611         (b)39,993         (b)84,727

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$9.848       (a)$9.621         (a)$10.813        (a)$14.078
                                                         (b)$9.550       (b)$9.319         (b)$10.447        (b)$13.567
 Ending AUV............................................. (a)$9.621       (a)$10.813        (a)$14.078        (a)$15.872
                                                         (b)$9.319       (b)$10.447        (b)$13.567        (b)$15.258
 Ending Number of AUs................................... (a)122,533      (a)527,638        (a)1,499,138      (a)2,006,971
                                                         (b)48,299       (b)233,062        (b)687,368        (b)1,275,785

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$17.044      (a)$16.585        (a)$19.171        (a)$20.441
                                                         (b)$16.634      (b)$16.160        (b)$18.633        (b)$19.818
 Ending AUV............................................. (a)$16.585      (a)$19.171        (a)$20.441        (a)$20.368
                                                         (b)$16.160      (b)$18.633        (b)$19.818        (b)$19.698
 Ending Number of AUs................................... (a)25,720       (a)119,103        (a)344,281        (a)482,720
                                                         (b)16,822       (b)73,704         (b)169,023        (b)329,651

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$10.002      (a)$7.748         (a)$8.984         (a)$10.708
                                                         (b)$9.757       (b)$7.551         (b)$8.733         (b)$10.384
 Ending AUV............................................. (a)$7.748       (a)$8.984         (a)$10.708        (a)$9.686
                                                         (b)$7.551       (b)$8.733         (b)$10.384        (b)$9.369
 Ending Number of AUs................................... (a)4,630        (a)107,738        (a)463,229        (a)689,897
                                                         (b)3,042        (b)44,344         (b)217,770        (b)366,009

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                          INCEPTION          ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                      TO 12/31/11        12/31/12          12/31/13         12/31/14
======================================================= =============   ===============   ===============   ==============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$12.601      (a)$9.805         (a)$11.751        (a)$14.170
                                                        (b)$12.288      (b)$9.552         (b)$11.419        (b)$13.735
 Ending AUV............................................ (a)$9.805       (a)$11.751        (a)$14.170        (a)$12.678
                                                        (b)$9.552       (b)$11.419        (b)$13.735        (b)$12.258
 Ending Number of AUs.................................. (a)2,783        (a)5,601          (a)23,369         (a)32,349
                                                        (b)7,614        (b)11,082         (b)12,991         (b)39,237

--------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$12.278      (a)$10.563        (a)$11.864        (a)$16.430
                                                        (b)$12.033      (b)$10.337        (b)$11.581        (b)$15.998
 Ending AUV............................................ (a)$10.563      (a)$11.864        (a)$16.430        (a)$17.604
                                                        (b)$10.337      (b)$11.581        (b)$15.998        (b)$17.099
 Ending Number of AUs.................................. (a)3,172        (a)14,257         (a)22,931         (a)26,449
                                                        (b)2,616        (b)7,962          (b)18,215         (b)34,518

--------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$14.357      (a)$12.778        (a)$15.052        (a)$20.227
                                                        (b)$14.024      (b)$12.460        (b)$14.641        (b)$19.626
 Ending AUV............................................ (a)$12.778      (a)$15.052        (a)$20.227        (a)$21.859
                                                        (b)$12.460      (b)$14.641        (b)$19.626        (b)$21.156
 Ending Number of AUs.................................. (a)422,878      (a)1,265,557      (a)1,951,980      (a)2,377,411
                                                        (b)166,297      (b)465,809        (b)826,537        (b)1,377,449

--------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$16.204      (a)$14.484        (a)$16.406        (a)$21.740
                                                        (b)$15.799      (b)$14.102        (b)$15.933        (b)$21.060
 Ending AUV............................................ (a)$14.484      (a)$16.406        (a)$21.740        (a)$23.680
                                                        (b)$14.102      (b)$15.933        (b)$21.060        (b)$22.882
 Ending Number of AUs.................................. (a)487,187      (a)1,470,919      (a)2,124,740      (a)2,477,811
                                                        (b)196,752      (b)544,102        (b)886,374        (b)1,351,814

--------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$13.438      (a)$11.716        (a)$13.008        (a)$17.512
                                                        (b)$13.140      (b)$11.440        (b)$12.670        (b)$17.014
 Ending AUV............................................ (a)$11.716      (a)$13.008        (a)$17.512        (a)$18.673
                                                        (b)$11.440      (b)$12.670        (b)$17.014        (b)$18.098
 Ending Number of AUs.................................. (a)61,706       (a)162,555        (a)240,289        (a)271,231
                                                        (b)20,038       (b)70,267         (b)122,398        (b)167,629

--------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$15.990      (a)$13.869        (a)$15.735        (a)$20.314
                                                        (b)$15.634      (b)$13.544        (b)$15.329        (b)$19.740
 Ending AUV............................................ (a)$13.869      (a)$15.735        (a)$20.314        (a)$22.441
                                                        (b)$13.544      (b)$15.329        (b)$19.740        (b)$21.753
 Ending Number of AUs.................................. (a)24,441       (a)39,093         (a)56,450         (a)70,488
                                                        (b)8,043        (b)21,620         (b)43,237         (b)82,046

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$11.022      (a)$9.342         (a)$10.712        (a)$15.075
                                                        (b)$10.745      (b)$9.092         (b)$10.399        (b)$14.598
 Ending AUV............................................ (a)$9.342       (a)$10.712        (a)$15.075        (a)$16.573
                                                        (b)$9.092       (b)$10.399        (b)$14.598        (b)$16.009
 Ending Number of AUs.................................. (a)296,738      (a)893,032        (a)876,519        (a)832,001
                                                        (b)117,515      (b)321,811        (b)371,588        (b)423,543

--------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                               FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                               INCEPTION          ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/11        12/31/12          12/31/13         12/31/14
============================================================ =============   ===============   ===============   ==============
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$13.331      (a)$9.732         (a)$9.955         (a)$10.407
                                                             (b)$13.169      (b)$9.599         (b)$9.794         (b)$10.214
 Ending AUV................................................. (a)$9.732       (a)$9.955         (a)$10.407        (a)$8.378
                                                             (b)$9.599       (b)$9.794         (b)$10.214        (b)$8.202
 Ending Number of AUs....................................... (a)13,784       (a)25,356         (a)43,092         (a)61,001
                                                             (b)11,311       (b)25,779         (b)38,599         (b)90,152

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$30.525      (a)$29.272        (a)$33.907        (a)$32.804
                                                             (b)$29.758      (b)$28.498        (b)$32.929        (b)$31.778
 Ending AUV................................................. (a)$29.272      (a)$33.907        (a)$32.804        (a)$42.063
                                                             (b)$28.498      (b)$32.929        (b)$31.778        (b)$40.646
 Ending Number of AUs....................................... (a)34,676       (a)109,524        (a)181,994        (a)150,791
                                                             (b)12,111       (b)45,604         (b)82,475         (b)78,828

-------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$11.949      (a)$12.229        (a)$12.572        (a)$11.801
                                                             (b)$11.971      (b)$12.234        (b)$12.546        (b)$11.747
 Ending AUV................................................. (a)$12.229      (a)$12.572        (a)$11.801        (a)$11.881
                                                             (b)$12.234      (b)$12.546        (b)$11.747        (b)$11.797
 Ending Number of AUs....................................... (a)208,508      (a)812,988        (a)2,205,540      (a)3,008,007
                                                             (b)77,601       (b)322,975        (b)872,348        (b)1,452,755

-------------------------------------------------------------
SA AB GROWTH* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$8.868       (a)$7.973         (a)$9.186         (a)$12.475
                                                             (b)$8.643       (b)$7.761         (b)$8.919         (b)$12.084
 Ending AUV................................................. (a)$7.973       (a)$9.186         (a)$12.475        (a)$14.072
                                                             (b)$7.761       (b)$8.919         (b)$12.084        (b)$13.597
 Ending Number of AUs....................................... (a)1,215        (a)2,979          (a)7,169          (a)11,322
                                                             (b)753          (b)12,322         (b)34,820         (b)84,319

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$18.838      (a)$19.529        (a)$20.700        (a)$19.719
                                                             (b)$18.374      (b)$19.022        (b)$20.112        (b)$19.112
 Ending AUV................................................. (a)$19.529      (a)$20.700        (a)$19.719        (a)$20.421
                                                             (b)$19.022      (b)$20.112        (b)$19.112        (b)$19.743
 Ending Number of AUs....................................... (a)651,411      (a)2,046,081      (a)3,652,218      (a)4,368,175
                                                             (b)255,924      (b)764,908        (b)1,418,803      (b)2,120,546

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE*** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$15.617      (a)$13.819        (a)$15.390        (a)$20.329
                                                             (b)$15.218      (b)$13.442        (b)$14.933        (b)$19.675
 Ending AUV................................................. (a)$13.819      (a)$15.390        (a)$20.329        (a)$21.440
                                                             (b)$13.442      (b)$14.933        (b)$19.675        (b)$20.699
 Ending Number of AUs....................................... (a)105,832      (a)325,559        (a)747,623        (a)1,013,524
                                                             (b)46,028       (b)156,838        (b)364,787        (b)642,480

-------------------------------------------------------------
SA MARSICO FOCUSED GROWTH PORTFOLIO**** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$10.965      (a)$9.987         (a)$10.979        (a)$14.612
                                                             (b)$10.829      (b)$9.851         (b)$10.801        (b)$14.341
 Ending AUV................................................. (a)$9.987       (a)$10.979        (a)$14.612        (a)$16.060
                                                             (b)$9.851       (b)$10.801        (b)$14.341        (b)$15.722
 Ending Number of AUs....................................... (a)32,760       (a)118,980        (a)445,538        (a)635,727
                                                             (b)10,869       (b)51,805         (b)198,078        (b)401,794

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.
        ** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.

        *** On or about September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.
        **** On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico Focused Growth Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                                              INCEPTION          ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                          TO 12/31/11        12/31/12          12/31/13           12/31/14
=========================================================== =============   ===============   ================   ===============
SA MFS MASSACHUSETTS INVESTORS TRUST* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$11.937      (a)$10.731        (a)$12.633         (a)$16.455
                                                            (b)$11.493      (b)$10.313        (b)$12.112         (b)$15.736
 Ending AUV................................................ (a)$10.731      (a)$12.633        (a)$16.455         (a)$18.027
                                                            (b)$10.313      (b)$12.112        (b)$15.736         (b)$17.196
 Ending Number of AUs...................................... (a)374,486      (a)1,213,283      (a)2,263,470       (a)2,791,546
                                                            (b)152,649      (b)471,429        (b)994,222         (b)1,630,750

------------------------------------------------------------
SA MFS TOTAL RETURN** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$17.107      (a)$16.312        (a)$17.942         (a)$21.098
                                                            (b)$16.673      (b)$15.869        (b)$17.410         (b)$20.422
 Ending AUV................................................ (a)$16.312      (a)$17.942        (a)$21.098         (a)$22.607
                                                            (b)$15.869      (b)$17.410        (b)$20.422         (b)$21.828
 Ending Number of AUs...................................... (a)56,871       (a)305,199        (a)525,644         (a)604,971
                                                            (b)23,457       (b)130,424        (b)281,788         (b)422,567

------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$12.742      (a)$10.739        (a)$12.584         (a)$17.135
                                                            (b)$12.582      (b)$10.587        (b)$12.375         (b)$16.808
 Ending AUV................................................ (a)$10.739      (a)$12.584        (a)$17.135         (a)$18.477
                                                            (b)$10.587      (b)$12.375        (b)$16.808         (b)$18.079
 Ending Number of AUs...................................... (a)177,599      (a)460,187        (a)590,065         (a)670,511
                                                            (b)66,272       (b)200,196        (b)270,846         (b)406,620

------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$10.762      (a)$9.644         (a)$11.231         (a)$15.023
                                                            (b)$10.628      (b)$9.508         (b)$11.046         (b)$14.739
 Ending AUV................................................ (a)$9.644       (a)$11.231        (a)$15.023         (a)$14.847
                                                            (b)$9.508       (b)$11.046        (b)$14.739         (b)$14.529
 Ending Number of AUs...................................... (a)223,090      (a)588,617        (a)644,564         (a)752,283
                                                            (b)83,489       (b)217,286        (b)260,982         (b)402,830

------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV............................................. (a)N/A          (a)$10.451        (a)$10.569         (a)$12.264
                                                            (b)N/A          (b)$10.451        (b)$10.550         (b)$12.211
 Ending AUV................................................ (a)N/A          (a)$10.569        (a)$12.264         (a)$12.673
                                                            (b)N/A          (b)$10.550        (b)$12.211         (b)$12.587
 Ending Number of AUs...................................... (a)N/A          (a)5,609,641      (a)22,759,645      (a)65,177,439
                                                            (b)N/A          (b)1,127,815      (b)4,566,012       (b)12,590,702

------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$2.535       (a)$2.264         (a)$2.411          (a)$2.999
                                                            (b)$2.441       (b)$2.185         (b)$2.321          (b)$2.881
 Ending AUV................................................ (a)$2.264       (a)$2.411         (a)$2.999          (a)$3.699
                                                            (b)$2.185       (b)$2.321         (b)$2.881          (b)$3.545
 Ending Number of AUs...................................... (a)15,580       (a)24,726         (a)29,165          (a)50,669
                                                            (b)476          (b)26,486         (b)52,887          (b)115,926

------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$12.961      (a)$12.212        (a)$13.693         (a)$16.233
                                                            (b)$12.652      (b)$11.910        (b)$13.321         (b)$15.752
 Ending AUV................................................ (a)$12.212      (a)$13.693        (a)$16.233         (a)$18.042
                                                            (b)$11.910      (b)$13.321        (b)$15.752         (b)$17.464
 Ending Number of AUs...................................... (a)2,103        (a)20,364         (a)19,762          (a)34,112
                                                            (b)2,187        (b)9,476          (b)16,938          (b)34,504

------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        *     On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio
              was renamed SA MFS Massachusetts Investors Trust Portfolio.
        **    On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS
              Total Return Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                       FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                        INCEPTION         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                    TO 12/31/11       12/31/12        12/31/13       12/31/14
===================================================== =============   =============   =============   ============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$9.186       (a)$8.071       (a)$9.268       (a)$13.091
                                                      (b)$9.027       (b)$7.920       (b)$9.072       (b)$12.782
 Ending AUV.......................................... (a)$8.071       (a)$9.268       (a)$13.091      (a)$13.006
                                                      (b)$7.920       (b)$9.072       (b)$12.782      (b)$12.667
 Ending Number of AUs................................ (a)0            (a)0            (a)0            (a)0
                                                      (b)0            (b)0            (b)0            (b)0

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$17.947      (a)$16.830      (a)$19.369      (a)$23.733
                                                      (b)$17.578      (b)$16.462      (b)$18.899      (b)$23.099
 Ending AUV.......................................... (a)$16.830      (a)$19.369      (a)$23.733      (a)$24.777
                                                      (b)$16.462      (b)$18.899      (b)$23.099      (b)$24.055
 Ending Number of AUs................................ (a)1,637        (a)2,830        (a)2,590        (a)2,521
                                                      (b)174          (b)1,756        (b)1,674        (b)1,728

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$26.449      (a)$21.959      (a)$26.658      (a)$34.113
                                                      (b)$25.903      (b)$21.466      (b)$25.995      (b)$33.182
 Ending AUV.......................................... (a)$21.959      (a)$26.658      (a)$34.113      (a)$34.572
                                                      (b)$21.466      (b)$25.995      (b)$33.182      (b)$33.544
 Ending Number of AUs................................ (a)4,914        (a)7,676        (a)9,386        (a)9,793
                                                      (b)2,284        (b)5,672        (b)6,500        (b)7,339

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$22.729      (a)$19.852      (a)$23.182      (a)$29.877
                                                      (b)$22.255      (b)$19.399      (b)$22.596      (b)$29.050
 Ending AUV.......................................... (a)$19.852      (a)$23.182      (a)$29.877      (a)$32.113
                                                      (b)$19.399      (b)$22.596      (b)$29.050      (b)$31.145
 Ending Number of AUs................................ (a)2,492        (a)4,707        (a)5,578        (a)5,969
                                                      (b)983          (b)3,460        (b)3,798        (b)3,632

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$18.541      (a)$16.840      (a)$19.597      (a)$25.916
                                                      (b)$18.138      (b)$16.466      (b)$19.113      (b)$25.213
 Ending AUV.......................................... (a)$16.840      (a)$19.597      (a)$25.916      (a)$28.401
                                                      (b)$16.466      (b)$19.113      (b)$25.213      (b)$27.562
 Ending Number of AUs................................ (a)567          (a)1,256        (a)2,435        (a)3,006
                                                      (b)958          (b)1,263        (b)3,125        (b)3,368

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$16.239      (a)$15.279      (a)$16.900      (a)$19.686
                                                      (b)$15.831      (b)$14.893      (b)$16.432      (b)$19.093
 Ending AUV.......................................... (a)$15.279      (a)$16.900      (a)$19.686      (a)$20.903
                                                      (b)$14.893      (b)$16.432      (b)$19.093      (b)$20.222
 Ending Number of AUs................................ (a)2,948        (a)4,259        (a)4,103        (a)3,939
                                                      (b)0            (b)1,331        (b)1,342        (b)1,384

------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                              INCEPTION         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                          TO 12/31/11       12/31/12        12/31/13       12/31/14
=========================================== =============   =============   =============   ============
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$10.666      (a)$10.211      (a)$11.414      (a)$13.475
                                            (b)$10.329      (b)$9.877       (b)$11.013      (b)$12.970
 Ending AUV................................ (a)$10.211      (a)$11.414      (a)$13.475      (a)$14.838
                                            (b)$9.877       (b)$11.013      (b)$12.970      (b)$14.246
 Ending Number of AUs...................... (a)4,062        (a)5,842        (a)5,546        (a)5,127
                                            (b)337          (b)28,432       (b)27,067       (b)25,755

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$6.662       (a)$5.841       (a)$6.439       (a)$8.524
                                            (b)$6.449       (b)$5.647       (b)$6.210       (b)$8.201
 Ending AUV................................ (a)$5.841       (a)$6.439       (a)$8.524       (a)$9.427
                                            (b)$5.647       (b)$6.210       (b)$8.201       (b)$9.046
 Ending Number of AUs...................... (a)846          (a)885          (a)781          (a)1,071
                                            (b)961          (b)1,756        (b)1,552        (b)1,443

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$19.597      (a)$15.803      (a)$19.346      (a)$25.964
                                            (b)$19.084      (b)$15.371      (b)$18.770      (b)$25.128
 Ending AUV................................ (a)$15.803      (a)$19.346      (a)$25.964      (a)$29.565
                                            (b)$15.371      (b)$18.770      (b)$25.128      (b)$28.542
 Ending Number of AUs...................... (a)1,684        (a)2,125        (a)5,672        (a)6,703
                                            (b)858          (b)1,492        (b)2,273        (b)3,106

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$8.353       (a)$7.600       (a)$8.555       (a)$9.540
                                            (b)$8.137       (b)$7.392       (b)$8.301       (b)$9.248
 Ending AUV................................ (a)$7.600       (a)$8.555       (a)$9.540       (a)$11.723
                                            (b)$7.392       (b)$8.301       (b)$9.248       (b)$11.319
 Ending Number of AUs...................... (a)0            (a)0            (a)0            (a)283
                                            (b)0            (b)0            (b)0            (b)0

--------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$11.571      (a)$11.462      (a)$11.298      (a)$11.134
                                            (b)$11.229      (b)$11.109      (b)$10.923      (b)$10.860
 Ending AUV................................ (a)$11.462      (a)$11.298      (a)$11.134      (a)$10.971
                                            (b)$11.109      (b)$10.923      (b)$10.860      (b)$10.554
 Ending Number of AUs...................... (a)1            (a)1            (a)1            (a)1
                                            (b)0            (b)0            (b)0            (b)0

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$20.639      (a)$20.981      (a)$23.097      (a)$23.142
                                            (b)$20.110      (b)$20.411      (b)$22.413      (b)$22.401
 Ending AUV................................ (a)$20.981      (a)$23.097      (a)$23.142      (a)$24.193
                                            (b)$20.411      (b)$22.413      (b)$22.401      (b)$23.360
 Ending Number of AUs...................... (a)5,806        (a)9,602        (a)17,643       (a)18,363
                                            (b)2,224        (b)6,067        (b)9,142        (b)10,337

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................. (a)$16.246      (a)$16.665      (a)$18.742      (a)$25.300
                                            (b)$15.829      (b)$16.210      (b)$18.185      (b)$24.487
 Ending AUV................................ (a)$16.665      (a)$18.742      (a)$25.300      (a)$27.687
                                            (b)$16.210      (b)$18.185      (b)$24.487      (b)$26.730
 Ending Number of AUs...................... (a)0            (a)866          (a)2,795        (a)3,914
                                            (b)0            (b)157          (b)831          (b)1,386

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/11       12/31/12        12/31/13       12/31/14
============================================================ =============   =============   =============   ============
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$30.757      (a)$21.511      (a)$25.240      (a)$24.095
                                                             (b)$30.036      (b)$20.985      (b)$24.562      (b)$23.389
 Ending AUV................................................. (a)$21.511      (a)$25.240      (a)$24.095      (a)$22.406
                                                             (b)$20.985      (b)$24.562      (b)$23.389      (b)$21.695
 Ending Number of AUs....................................... (a)117          (a)368          (a)1,115        (a)1,746
                                                             (b)222          (b)376          (b)777          (b)1,143

-------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$12.830      (a)$12.055      (a)$13.919      (a)$18.047
                                                             (b)$12.508      (b)$11.747      (b)$13.529      (b)$17.498
 Ending AUV................................................. (a)$12.055      (a)$13.919      (a)$18.047      (a)$19.694
                                                             (b)$11.747      (b)$13.529      (b)$17.498      (b)$19.047
 Ending Number of AUs....................................... (a)0            (a)522          (a)3,455        (a)5,152
                                                             (b)0            (b)141          (b)1,018        (b)1,778

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$10.932      (a)$8.512       (a)$10.058      (a)$12.263
                                                             (b)$10.797      (b)$8.394       (b)$9.894       (b)$12.033
 Ending AUV................................................. (a)$8.512       (a)$10.058      (a)$12.263      (a)$11.301
                                                             (b)$8.394       (b)$9.894       (b)$12.033      (b)$11.061
 Ending Number of AUs....................................... (a)16,369       (a)26,232       (a)30,199       (a)33,656
                                                             (b)6,390        (b)18,187       (b)20,472       (b)22,451

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$10.236      (a)$9.184       (a)$10.492      (a)$13.579
                                                             (b)$10.159      (b)$9.094       (b)$10.364      (b)$13.411
 Ending AUV................................................. (a)$9.184       (a)$10.492      (a)$11.675      (a)$14.071
                                                             (b)$9.094       (b)$10.364      (b)$11.522      (b)$13.863
 Ending Number of AUs....................................... (a)0            (a)0            (a)0            (a)5,188
                                                             (b)0            (b)0            (b)0            (b)8,533

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$11.401      (a)$10.781      (a)$12.030      (a)$11.675
                                                             (b)$11.330      (b)$10.702      (b)$11.912      (b)$11.522
 Ending AUV................................................. (a)$10.781      (a)$12.030      (a)$13.579      (a)$13.106
                                                             (b)$10.702      (b)$11.912      (b)$13.411      (b)$12.881
 Ending Number of AUs....................................... (a)3,517        (a)5,342        (a)5,295        (a)0
                                                             (b)353          (b)2,949        (b)8,432        (b)0

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$7.776       (a)$6.690       (a)$7.678       (a)$8.634
                                                             (b)$7.534       (b)$6.478       (b)$7.416       (b)$8.332
 Ending AUV................................................. (a)$6.690       (a)$7.678       (a)$8.634       (a)$11.055
                                                             (b)$6.478       (b)$7.416       (b)$8.332       (b)$10.625
 Ending Number of AUs....................................... (a)0            (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0            (b)0

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$17.798      (a)$18.000      (a)$18.476      (a)$17.609
                                                             (b)$17.353      (b)$17.517      (b)$17.936      (b)$17.052
 Ending AUV................................................. (a)$18.000      (a)$18.476      (a)$17.609      (a)$17.340
                                                             (b)$17.517      (b)$17.936      (b)$17.052      (b)$16.749
 Ending Number of AUs....................................... (a)1,289        (a)2,478        (a)5,593        (a)6,766
                                                             (b)530          (b)1,265        (b)2,330        (b)3,350

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                           INCEPTION         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/11       12/31/12        12/31/13       12/31/14
======================================================== =============   =============   =============   ============
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$10.629      (a)$8.628       (a)$9.964       (a)$11.081
                                                         (b)$10.397      (b)$8.427       (b)$9.708       (b)$10.787
 Ending AUV............................................. (a)$8.628       (a)$9.964       (a)$11.081      (a)$12.792
                                                         (b)$8.427       (b)$9.708       (b)$10.787      (b)$12.401
 Ending Number of AUs................................... (a)0            (a)0            (a)0            (a)0
                                                         (b)0            (b)0            (b)0            (b)0

---------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$16.109      (a)$16.858      (a)$17.288      (a)$16.726
                                                         (b)$15.704      (b)$16.406      (b)$16.783      (b)$16.196
 Ending AUV............................................. (a)$16.858      (a)$17.288      (a)$16.726      (a)$17.381
                                                         (b)$16.406      (b)$16.783      (b)$16.196      (b)$16.788
 Ending Number of AUs................................... (a)10,559       (a)20,688       (a)33,838       (a)36,753
                                                         (b)3,150        (b)14,725       (b)21,445       (b)21,139

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$7.018       (a)$5.992       (a)$6.960       (a)$9.477
                                                         (b)$7.243       (b)$6.175       (b)$7.155       (b)$9.718
 Ending AUV............................................. (a)$5.992       (a)$6.960       (a)$9.477       (a)$9.713
                                                         (b)$6.175       (b)$7.155       (b)$9.718       (b)$9.935
 Ending Number of AUs................................... (a)5,074        (a)7,746        (a)7,084        (a)5,175
                                                         (b)3,270        (b)5,920        (b)6,082        (b)6,300

---------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$13.475      (a)$11.594      (a)$13.056      (a)$17.440
                                                         (b)$13.113      (b)$11.266      (b)$12.655      (b)$14.328
 Ending AUV............................................. (a)$11.594      (a)$13.056      (a)$17.440      (a)$18.516
                                                         (b)$11.266      (b)$12.655      (b)$14.328      (b)$17.858
 Ending Number of AUs................................... (a)0            (a)0            (a)0            (a)179
                                                         (b)0            (b)0            (b)0            (b)0

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$9.848       (a)$9.621       (a)$10.813      (a)$14.078
                                                         (b)$9.550       (b)$9.319       (b)$10.447      (b)$13.567
 Ending AUV............................................. (a)$9.621       (a)$10.813      (a)$14.078      (a)$15.872
                                                         (b)$9.319       (b)$10.447      (b)$13.567      (b)$15.258
 Ending Number of AUs................................... (a)3,934        (a)6,447        (a)13,263       (a)14,523
                                                         (b)3,413        (b)5,516        (b)7,475        (b)8,996

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$17.044      (a)$16.585      (a)$19.171      (a)$20.441
                                                         (b)$16.634      (b)$16.160      (b)$18.633      (b)$19.818
 Ending AUV............................................. (a)$16.585      (a)$19.171      (a)$20.441      (a)$20.368
                                                         (b)$16.160      (b)$18.633      (b)$19.818      (b)$19.698
 Ending Number of AUs................................... (a)1,043        (a)1,355        (a)3,043        (a)3,260
                                                         (b)766          (b)1,553        (b)2,090        (b)2,662

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$10.002      (a)$7.748       (a)$8.984       (a)$10.708
                                                         (b)$9.757       (b)$7.551       (b)$8.733       (b)$10.384
 Ending AUV............................................. (a)$7.748       (a)$8.984       (a)$10.708      (a)$9.686
                                                         (b)$7.551       (b)$8.733       (b)$10.384      (b)$9.369
 Ending Number of AUs................................... (a)0            (a)1,123        (a)3,393        (a)5,386
                                                         (b)0            (b)184          (b)1,229        (b)2,108

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                          INCEPTION         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                      TO 12/31/11       12/31/12        12/31/13       12/31/14
======================================================= =============   =============   =============   ============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$12.601      (a)$9.805       (a)$11.751      (a)$12.917
                                                        (b)$12.288      (b)$9.552       (b)$11.419      (b)$12.540
 Ending AUV............................................ (a)$9.805       (a)$11.751      (a)$12.917      (a)$12.678
                                                        (b)$9.552       (b)$11.419      (b)$12.540      (b)$12.258
 Ending Number of AUs.................................. (a)0            (a)0            (a)0            (a)0
                                                        (b)0            (b)0            (b)0            (b)0

--------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$12.278      (a)$10.563      (a)$11.864      (a)$13.203
                                                        (b)$12.033      (b)$10.337      (b)$11.581      (b)$12.877
 Ending AUV............................................ (a)$10.563      (a)$11.864      (a)$13.203      (a)$17.604
                                                        (b)$10.337      (b)$11.581      (b)$12.877      (b)$17.099
 Ending Number of AUs.................................. (a)0            (a)0            (a)0            (a)0
                                                        (b)0            (b)0            (b)0            (b)0

--------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$14.357      (a)$12.778      (a)$15.052      (a)$20.227
                                                        (b)$14.024      (b)$12.460      (b)$14.641      (b)$19.626
 Ending AUV............................................ (a)$12.778      (a)$15.052      (a)$20.227      (a)$21.859
                                                        (b)$12.460      (b)$14.641      (b)$19.626      (b)$21.156
 Ending Number of AUs.................................. (a)8,108        (a)12,780       (a)17,248       (a)19,061
                                                        (b)2,445        (b)9,194        (b)15,278       (b)15,426

--------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$16.204      (a)$14.484      (a)$16.406      (a)$21.740
                                                        (b)$15.799      (b)$14.102      (b)$15.933      (b)$21.060
 Ending AUV............................................ (a)$14.484      (a)$16.406      (a)$21.740      (a)$23.680
                                                        (b)$14.102      (b)$15.933      (b)$21.060      (b)$22.882
 Ending Number of AUs.................................. (a)8,601        (a)14,062       (a)18,240       (a)19,404
                                                        (b)3,923        (b)11,495       (b)12,480       (b)12,485

--------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$13.438      (a)$11.716      (a)$13.008      (a)$17.512
                                                        (b)$13.140      (b)$11.440      (b)$12.670      (b)$17.014
 Ending AUV............................................ (a)$11.716      (a)$13.008      (a)$17.512      (a)$18.673
                                                        (b)$11.440      (b)$12.670      (b)$17.014      (b)$18.098
 Ending Number of AUs.................................. (a)1,565        (a)2,066        (a)2,227        (a)1,760
                                                        (b)882          (b)1,613        (b)1,701        (b)1,678

--------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$15.990      (a)$13.869      (a)$15.735      (a)$18.091
                                                        (b)$15.634      (b)$13.544      (b)$15.329      (b)$17.608
 Ending AUV............................................ (a)$13.869      (a)$15.735      (a)$18.091      (a)$22.441
                                                        (b)$13.544      (b)$15.329      (b)$17.608      (b)$21.753
 Ending Number of AUs.................................. (a)0            (a)0            (a)0            (a)0
                                                        (b)0            (b)0            (b)0            (b)0

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV......................................... (a)$11.022      (a)$9.342       (a)$10.712      (a)$15.075
                                                        (b)$10.745      (b)$9.092       (b)$10.399      (b)$14.598
 Ending AUV............................................ (a)$9.342       (a)$10.712      (a)$15.075      (a)$16.573
                                                        (b)$9.092       (b)$10.399      (b)$14.598      (b)$16.009
 Ending Number of AUs.................................. (a)4,767        (a)8,644        (a)7,552        (a)7,108
                                                        (b)1,501        (b)6,029        (b)5,598        (b)4,611

--------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/11       12/31/12        12/31/13       12/31/14
============================================================ =============   =============   =============   ============
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$13.331      (a)$9.732       (a)$9.955       (a)$10.021
                                                             (b)$13.169      (b)$9.599       (b)$9.794       (b)$10.214
 Ending AUV................................................. (a)$9.732       (a)$9.955       (a)$10.021      (a)$8.378
                                                             (b)$9.599       (b)$9.794       (b)$10.214      (b)$8.202
 Ending Number of AUs....................................... (a)0            (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)1,386        (b)1,381

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$30.525      (a)$29.272      (a)$33.907      (a)$32.804
                                                             (b)$29.758      (b)$28.498      (b)$32.929      (b)$31.778
 Ending AUV................................................. (a)$29.272      (a)$33.907      (a)$32.804      (a)$42.063
                                                             (b)$28.498      (b)$32.929      (b)$31.778      (b)$40.646
 Ending Number of AUs....................................... (a)952          (a)1,444        (a)1,921        (a)1,097
                                                             (b)545          (b)1,001        (b)2,381        (b)2,137

-------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$11.949      (a)$12.229      (a)$12.572      (a)$11.801
                                                             (b)$11.971      (b)$12.234      (b)$12.546      (b)$11.747
 Ending AUV................................................. (a)$12.229      (a)$12.572      (a)$11.801      (a)$11.881
                                                             (b)$12.234      (b)$12.546      (b)$11.747      (b)$11.797
 Ending Number of AUs....................................... (a)6,089        (a)9,272        (a)21,251       (a)22,326
                                                             (b)3,354        (b)7,650        (b)12,098       (b)15,693

-------------------------------------------------------------
SA AB GROWTH* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$8.868       (a)$7.973       (a)$9.186       (a)$10.230
                                                             (b)$8.643       (b)$7.761       (b)$8.919       (b)$9.925
 Ending AUV................................................. (a)$7.973       (a)$9.186       (a)$10.230      (a)$14.072
                                                             (b)$7.761       (b)$8.919       (b)$9.925       (b)$13.597
 Ending Number of AUs....................................... (a)0            (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0            (b)0

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$18.838      (a)$19.529      (a)$20.700      (a)$19.719
                                                             (b)$18.374      (b)$19.022      (b)$20.112      (b)$19.112
 Ending AUV................................................. (a)$19.529      (a)$20.700      (a)$19.719      (a)$20.421
                                                             (b)$19.022      (b)$20.112      (b)$19.112      (b)$19.743
 Ending Number of AUs....................................... (a)14,337       (a)22,191       (a)37,331       (a)38,490
                                                             (b)5,256        (b)17,307       (b)27,916       (b)27,471

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE*** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$15.617      (a)$13.819      (a)$15.390      (a)$20.329
                                                             (b)$15.218      (b)$13.442      (b)$14.933      (b)$19.675
 Ending AUV................................................. (a)$13.819      (a)$15.390      (a)$20.329      (a)$21.440
                                                             (b)$13.442      (b)$14.933      (b)$19.675      (b)$20.699
 Ending Number of AUs....................................... (a)2,763        (a)4,068        (a)6,970        (a)7,797
                                                             (b)1,615        (b)3,176        (b)3,966        (b)4,910

-------------------------------------------------------------
SA MARSICO FOCUSED GROWTH PORTFOLIO**** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.............................................. (a)$10.965      (a)$9.987       (a)$10.979      (a)$14.612
                                                             (b)$10.829      (b)$9.851       (b)$10.801      (b)$14.341
 Ending AUV................................................. (a)$9.987       (a)$10.979      (a)$14.612      (a)$16.060
                                                             (b)$9.851       (b)$10.801      (b)$14.341      (b)$15.722
 Ending Number of AUs....................................... (a)880          (a)1,610        (a)3,912        (a)4,953
                                                             (b)474          (b)855          (b)1,563        (b)2,160

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.
        ** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.

        *** On or about September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.
        **** On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico Focused Growth Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                          TO 12/31/11       12/31/12        12/31/13        12/31/14
=========================================================== =============   =============   =============   =============
SA MFS MASSACHUSETTS INVESTORS TRUST* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$11.937      (a)$10.731      (a)$12.633      (a)$16.455
                                                            (b)$11.493      (b)$10.313      (b)$12.112      (b)$15.736
 Ending AUV................................................ (a)$10.731      (a)$12.633      (a)$16.455      (a)$18.027
                                                            (b)$10.313      (b)$12.112      (b)$15.736      (b)$17.196
 Ending Number of AUs...................................... (a)8,357        (a)14,156       (a)21,472       (a)22,976
                                                            (b)3,130        (b)8,704        (b)15,474       (b)16,631

------------------------------------------------------------
SA MFS TOTAL RETURN** - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$17.107      (a)$16.312      (a)$17.942      (a)$21.098
                                                            (b)$16.673      (b)$15.869      (b)$17.410      (b)$20.422
 Ending AUV................................................ (a)$16.312      (a)$17.942      (a)$21.098      (a)$22.607
                                                            (b)$15.869      (b)$17.410      (b)$20.422      (b)$21.828
 Ending Number of AUs...................................... (a)2,677        (a)5,366        (a)5,633        (a)5,285
                                                            (b)210          (b)2,405        (b)2,693        (b)2,656

------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$12.742      (a)$10.739      (a)$12.584      (a)$17.135
                                                            (b)$12.582      (b)$10.587      (b)$12.375      (b)$16.808
 Ending AUV................................................ (a)$10.739      (a)$12.584      (a)$17.135      (a)$18.477
                                                            (b)$10.587      (b)$12.375      (b)$16.808      (b)$18.079
 Ending Number of AUs...................................... (a)5,145        (a)6,581        (a)6,735        (a)4,986
                                                            (b)2,784        (b)4,882        (b)4,851        (b)5,034

------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$10.762      (a)$9.644       (a)$11.231      (a)$15.023
                                                            (b)$10.628      (b)$9.508       (b)$11.046      (b)$14.739
 Ending AUV................................................ (a)$9.644       (a)$11.231      (a)$15.023      (a)$14.847
                                                            (b)$9.508       (b)$11.046      (b)$14.739      (b)$14.529
 Ending Number of AUs...................................... (a)3,867        (a)5,782        (a)5,552        (a)5,019
                                                            (b)2,264        (b)4,760        (b)4,999        (b)5,276

------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV............................................. (a)N/A          (a)$10.451      (a)$10.569      (a)$12.264
                                                            (b)N/A          (b)$10.451      (b)$10.550      (b)$12.211
 Ending AUV................................................ (a)N/A          (a)$10.569      (a)$12.264      (a)$12.673
                                                            (b)N/A          (b)$10.550      (b)$12.211      (b)$12.587
 Ending Number of AUs...................................... (a)N/A          (a)63,146       (a)190,615      (a)366,072
                                                            (b)N/A          (b)14,643       (b)61,078       (b)118,738

------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$2.535       (a)$2.264       (a)$2.411       (a)$2.594
                                                            (b)$2.441       (b)$2.185       (b)$2.321       (b)$2.496
 Ending AUV................................................ (a)$2.264       (a)$2.411       (a)$2.594       (a)$3.699
                                                            (b)$2.185       (b)$2.321       (b)$2.496       (b)$3.545
 Ending Number of AUs...................................... (a)0            (a)0            (a)0            (a)0
                                                            (b)0            (b)0            (b)0            (b)0

------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................. (a)$12.961      (a)$12.212      (a)$13.693      (a)$16.233
                                                            (b)$12.652      (b)$11.910      (b)$13.321      (b)$15.752
 Ending AUV................................................ (a)$12.212      (a)$13.693      (a)$16.233      (a)$18.042
                                                            (b)$11.910      (b)$13.321      (b)$15.752      (b)$17.464
 Ending Number of AUs...................................... (a)736          (a)1,650        (a)2,169        (a)1,903
                                                            (b)0            (b)0            (b)1,840        (b)1,834

------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        *     On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio
              was renamed SA MFS Massachusetts Investors Trust Portfolio.
        **    On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS
              Total Return Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




    PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                    ISSUE STATE
Administration Charge        Contract Maintenance Fee is $30.                             New Mexico
Administrative Charge        Charge will be deducted pro-rata from Variable Portfolios    New York
                               only.                                                      Oregon
                                                                                          Texas
                                                                                          Washington
Annuity Date                 You may begin the Income Phase any time after your first     Florida
                               contract anniversary.
Annuity Date                 You may begin the Income Phase any time after 13 months      New York
                               after contract issue.
Free Look                    If you are age 65 or older on the contract issue date, the   Arizona
                               Free Look period is
                             30 days.
Free Look                    If you are age 60 or older on the contract issue date, the   California
                               Free Look period is
                             30 days.
Free Look                    The Free Look period is 21 days and the amount is            Florida
                               calculated as the value of your contract plus fees and
                             charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                    The Free Look period is 20 days.                             Idaho
                                                                                          North Dakota
                                                                                          Rhode Island
                                                                                          Texas
Free Look                    The Free Look amount is calculated as the greater of (1)     New York
                               Purchase Payments or (2) the value of your
                             contract on the day we receive your request in Good Order
                               at the Annuity Service Center.
Minimum Contract Value       The minimum remaining contract value after a partial         Texas
                               withdrawal must be $2,000.
Nursing Home Waiver          The Nursing Home Waiver is not available for contracts       California
                               purchased on or after May 1, 2014.
Premium Based Charge         Charge will be deducted pro-rata from Variable Portfolios    New York
                               only.                                                      Oregon
                                                                                          Texas
                                                                                          Washington
Premium Tax                  We deduct premium tax charges of 0.50% for Qualified         California
                               contracts and 2.35% for Non-Qualified contracts
                             based on contract value when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                               contracts based on total Purchase Payments
                             when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                               contracts based on contract value when you begin
                             the Income Phase.
Premium Tax                  For the first $500,000 in the contract, we deduct premium    South Dakota
                               tax charges of 0% for Qualified contracts and
                             1.25% for Non-Qualified contracts based on total Purchase
                               Payments when you begin the Income Phase. For
                             any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                             Non-Qualified contracts based on total Purchase Payments
                               when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Qualified          West Virginia
                               contracts and 1.0% for Non-Qualified contracts based
                             on contract value when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                               contracts based on total Purchase Payments
                             when you begin the Income Phase.
Purchase Payment Age Limit   The Purchase Payment Age Limit is the later of three years   Washington
                               after contract issue or attained age 63 but not
                             after the Owner's 86th birthday for contracts issued May 2,
                               2011 through August 2, 2015. The Purchase
                             Payment Age Limit is not applicable to contracts issued on or after August 3, 2015.
Polaris Income Builder       Charge will be deducted pro-rata from Variable Portfolios    New York
                               only.
SunAmerica Income Plus                                                                    Oregon
                                                                                          Texas
                                                                                          Washington
Transfer Privilege           Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                               fee.                                                       Texas



                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE

                           POLARIS INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME BUILDER FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

                                      C-1



IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefit. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

The examples below apply to Polaris Income Builder (one Covered Person). These examples are not applicable to contracts issued prior to March 10, 2014.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 5.2%


                                                                                      MAXIMUM
                            PURCHASE   ELIGIBLE                            INCOME      ANNUAL
                            PAYMENTS   PURCHASE   CONTRACT     INCOME      CREDIT    WITHDRAWAL
           AS OF            INVESTED   PAYMENTS     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000   $100,000    $100,000    $5,200

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage = $100,000 x 5.2% = $5,200


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     Subsequent Purchase Payment invested in the second contract year =
           $10,000

     o     No withdrawals taken in the first three contract years


                            PURCHASE   ELIGIBLE   INELIGIBLE    ASSUMED
                             PAYMENT   PURCHASE    PURCHASE    CONTRACT
           AS OF            INVESTED   PAYMENTS    PAYMENTS      VALUE
  Benefit Effective Date   $100,000   $100,000   $     0      $100,000
          Year 1           $150,000   $150,000   $     0      $245,000
       1st Anniversary        --         --          --       $270,000
          Year 2           $ 10,000      --      $10,000      $290,000
       2nd Anniversary        --         --          --       $297,000
       3rd Anniversary        --         --          --       $320,000



                                                                              MAXIMUM
                                                        INCOME                 ANNUAL
                            ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
           AS OF               VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date        --       $100,000    $100,000       --      $ 5,200
          Year 1                --       $250,000    $250,000       --      $13,000
       1st Anniversary     $270,000      $270,000    $270,000    $15,000    $14,040
          Year 2                --       $270,000    $270,000       --      $14,040
       2nd Anniversary     $287,000      $287,000    $287,000    $16,200    $14,924
       3rd Anniversary     $310,000      $310,000    $310,000    $17,220    $16,120

     Eligible Purchase Payments

           o  First contract year = $250,000 ($100,000 + $150,000 = $250,000)

     Ineligible Purchase Payments

           o Second contract year = $10,000 (Purchase Payment received after the first year)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Eligible Purchase Payment is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $13,000 ($250,000 x 5.2%).


                                      D-1

The values of the feature are impacted by attaining highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $14,040 ($270,000 x 5.2%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($297,000 less Ineligible Purchase Payment of $10,000 = $287,000, which is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $14,924 ($287,000 x 5.2%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($320,000 less Ineligible Purchase Payment of $10,000 = $310,000, which is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $16,120 ($310,000 x 5.2%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5.2% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
        AS OF             TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $320,000   $310,000      $310,000    $310,000    $17,220    $16,120
        Year 4        $16,120      $322,000        --       $310,000    $310,000       --      $16,120
    4th Anniversary       --       $321,000   $311,000      $311,000    $311,000    $     0    $16,172
        Year 5        $16,172      $312,000        --       $311,000    $311,000       --      $16,172
    5th Anniversary       --       $305,000   $295,000      $311,000    $311,000    $     0    $16,172

     o     In year 4, $16,120 was withdrawn ($310,000 x 5.2%).

     o     In year 5, $16,172 was withdrawn ($311,000 x 5.2%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than or equal to the Maximum Annual Withdrawal Amount (MAWA).

           o In year 4, $16,120 was withdrawn and is equal to the MAWA of $16,120.

           o In year 5, $16,172 was withdrawn and is equal to the MAWA of $16,172.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced to zero once any withdrawal was taken in the benefit year.

                               Income Credit = $0

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).


                                      D-2

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
        AS OF             TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $295,000      $311,000    $311,000    $0       $16,172
        Year 6        $24,880      $280,000        --       $301,624    $301,624      --     $15,684
    6th Anniversary       --       $290,000   $280,000      $301,624    $301,624    $0       $15,684
        Year 7        $24,130      $260,000        --       $292,337    $292,337      --     $15,202
    7th Anniversary       --       $230,000   $220,000      $292,337    $292,337    $0       $15,202

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o In year 6, the reduction proportion is 3.0149% ([$24,880 - $16,172] / [$305,000 - $16,172]); the reduced Income Base is
              $301,624 ($311,000 x [1 - 3.0149%]); and the reduced Income
              Credit Base is $301,624 ($311,000 x [1 - 3.0149%]).

           o In year 7, the reduction proportion is 3.0789% ([$24,130 - $15,684] / [$290,000 - $15,684]); the reduced Income Base is
              $292,337 ($301,624 x [1 - 3.0789%]); and the reduced Income
              Credit Base is $292,337 ($301,624 x [1 - 3.0789%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal was taken.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract value as shown below and reduced to $0 in Year 11 due to market conditions

     o     No withdrawals taken after the seventh contract year


                                                                                       MAXIMUM
                        ASSUMED                                                        ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME       INCOME      INCOME    WITHDRAWAL    INCOME
        AS OF            VALUE       VALUE         BASE     CREDIT BASE    CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $220,000      $292,337    $292,337      $     0    $15,202          --
    8th Anniversary   $150,000   $140,000      $309,877    $292,337      $17,540    $16,114          --
    9th Anniversary   $100,000   $ 90,000      $327,417    $292,337      $17,540    $17,026          --
   10th Anniversary   $ 50,000   $ 40,000      $344,957    $292,337      $17,540    $17,938          --
       Year 11        $      0   $      0      $344,957    $292,337         --      $17,938          --
   11th Anniversary   $      0   $      0      $344,957    $292,337         --          --       $17,938

     o The Protected Income Payment of $17,938 ($344,957 x 5.2%) will be paid for the lifetime of the Covered Person.

                                      D-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE DEATH BENEFIT ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.


A.   DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   Continuation Purchase Payments reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.


B.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
     DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to


                                      E-1


          the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 10, 2014
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected. All other Polaris Income Builder provisions discussed in the prospectus apply to your elected feature unless otherwise indicated.

POLARIS INCOME BUILDER

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE/PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


  NUMBER OF COVERED PERSONS      MAXIMUM ANNUAL
      AND AGE OF COVERED           WITHDRAWAL       PROTECTED INCOME
 PERSON AT FIRST WITHDRAWAL*       PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                4.0%                4.0%
 One Covered Person
 (Ages 65 and older)                 5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)                3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)                 4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

Under the question, "ARE THERE INVESTMENT REQUIREMENT IF I ELECT A LIVING BENEFIT?" the investment requirements for Polaris Income Builder are as follows:


Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if applicable, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

The Secure Value Account is only available for investment if you elect the living benefit. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios when the guarantee period ends.

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with one of two options below:


  1   10% Secure      45% SunAmerica Dynamic Allocation Portfolio and
      Value Account   45% in Polaris Portfolio Allocator Model A, B or C
  2   10% Secure      Up to 90% in one or more of the following
      Value Account   individual Variable Portfolios:
                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SA JPMorgan MFS Core Bond
                      SunAmerica Dynamic Allocation Portfolio

If your contract was issued prior to May 1, 2013 and you elected THE SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected. The SunAmerica Income Plus living benefit is no longer being offered.


SUNAMERICA INCOME PLUS


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


                                      F-1



ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


          FIRST CONTRACT YEAR
   100% of Purchase Payments received

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2, capped at 100% of Purchase
                      Payments received in the first Contract
                      Year

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2-5, capped at 200% of Purchase
                      Payments received in the first Contract
                      Year

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.50%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.25%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90%


                                      F-2



of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:


     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


                                                       PROTECTED
  NUMBER OF COVERED PERSONS                              INCOME
      AND AGE OF COVERED           MAXIMUM ANNUAL       PAYMENT
 PERSON AT FIRST WITHDRAWAL*   WITHDRAWAL PERCENTAGE   PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                  4.0%              4.0%
 One Covered Person
 (Ages 65 and older)                   5.0%              5.0%
 Two Covered Persons
 (Age 64 and Younger)                  3.5%              3.5%
 Two Covered Persons
 (Ages 65 and older)                   4.5%              4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment


                                      F-3



requirements by investing your target allocations in accordance one of the two options below.


OPTION        INVESTMENT OPTIONS
 Option 1     Invest 45% in the SunAmerica Dynamic Allocation
              Portfolio and 45% in the following Sample Portfolio:
              - Balanced Toward Growth1
              or
              Invest 45% in the SunAmerica Dynamic Allocation
              Portfolio and 45% in one of the three following
              Portfolio Allocator Models:
              - Model A
              - Model B
              - Model C
 Option 2     Invest 90% in one or more of the following Variable
              Portfolios:
              Cash Management
              Corporate Bond
              Global Bond
              Government and Quality Bond
              Real Return
              SA JPMorgan MFS Core Bond
              SunAmerica Dynamic Allocation Portfolio

 1 If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


 Option 1     Invest in one of three available Polaris Portfolio Allocator
              Models:
              Model A, Model B or Model C
              or
              Invest in one of three available Sample Portfolios:
              Balanced Growth & Income1
              Balanced Toward Growth
              Growth Focus
 Option 2     Invest in one or more of the following Variable
              Portfolios:
              American Funds Asset Allocation
              Asset Allocation
              Balanced
              Franklin Income VIP Fund
              SA MFS Total Return
              SunAmerica Dynamic Allocation Portfolio
 Option 3     Invest in the Cash Management Variable Portfolio

 1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


                                      F-4



FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 20%     Cash Management
  CASH           Maximum 90%     Corporate Bond
  AND FIXED                      Global Bond
  ACCOUNTS                       Government and Quality Bond Real
                                 Return
                                 SA JPMorgan MFS Core Bond
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)
 B. EQUITY        Minimum 0%     Aggressive Growth
                 Maximum 70%     American Funds Asset Allocation
                                 American Funds Global Growth
                                 American Funds Growth
                                 American Funds Growth-Income
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High-Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco V.I. American Franchise Fund,
                                 Series II Shares
                                 Invesco V.I. Comstock Fund, Series II
                                 Shares
                                 Invesco V.I. Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Lord Abbett Mid Cap Stock
                                 SA AB Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA Marsico Focused Growth
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 SunAmerica Dynamic Allocation Portfolio
                                 Telecom Utility
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY         Maximum 10%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment


                                      F-5



requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.


What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but


                                      F-6



your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced


                                      F-7



     by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.


What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee will be deducted pro-rata from Variable Portfolios in New York, Oregon, Texas and Washington. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.


                                      F-8



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the fee applicable to the living benefit is as follows:


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

SUNAMERICA INCOME PLUS -
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

SUNAMERICA INCOME PLUS -
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


                                      F-9



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base if your contract was issued prior to June 25, 2012 (5.25% if your contract was issued between June 25, 2012 and February 11, 2013 and 5.5% if your contract was issued between February 11, 2013 and April 30, 2013), an Income Credit will be included in determining any Income Base increase in that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS above); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by


                                      F-10



          multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or


                                      F-11


     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS

                              PRIOR TO MAY 1, 2015
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you elected to invest in a Polaris Portfolio Allocator Model prior to May 1, 2015, the allocations in your Models and Sample Portfolios may differ from the current allocations specified in the Prospectus under INVESTMENT OPTIONS. Below are the allocations of the Models and Sample Portfolios as offered during the applicable periods:



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 1, 2014 THROUGH APRIL 30, 2015)



       VARIABLE PORTFOLIOS          MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth          3.0%        3.0%        4.0%       8.0%
 American Funds Growth                 2.0%        2.0%        2.0%       3.0%
 American Funds Growth-Income          1.0%        1.0%        1.0%       5.0%
 Blue Chip Growth                      4.0%        4.0%        5.0%       8.0%
 Capital Appreciation                  2.0%        3.0%        4.0%       5.0%
 Corporate Bond                        9.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                 3.0%        3.0%        3.0%       4.0%
 Emerging Markets                      0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                  2.0%        3.0%        4.0%       6.0%
 Foreign Value                         2.0%        3.0%        3.0%       3.0%
 Global Bond                           4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond          10.0%        9.0%        7.0%       2.0%
 Growth-Income                         5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                       4.0%        3.0%        1.0%       0.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                    5.0%        6.0%        8.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares              6.0%        7.0%        8.0%       8.0%
 Real Estate                           0.0%        0.0%        0.0%       1.0%
 Real Return                           9.0%        5.0%        3.0%       0.0%
 SA JPMorgan MFS Core Bond            14.0%       11.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                               4.0%        4.0%        4.0%       6.0%
 SA Marsico Focused Growth             1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                               8.0%        8.0%        8.0%       8.0%
 Small & Mid Cap Value                 2.0%        2.0%        2.0%       2.0%
 Small Company Value                   0.0%        2.0%        2.0%       1.0%
                          TOTAL        100%        100%        100%       100%


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 1, 2013 THROUGH APRIL 30, 2014)



       VARIABLE PORTFOLIOS          MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth          3.0%        3.0%        4.0%       8.0%
 American Funds Growth                 2.0%        2.0%        2.0%       3.0%
 American Funds Growth-Income          1.0%        1.0%        1.0%       5.0%
 Blue Chip Growth                      4.0%        4.0%        5.0%       8.0%
 Capital Appreciation                  2.0%        3.0%        4.0%       5.0%
 Corporate Bond                        9.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                 3.0%        3.0%        3.0%       4.0%
 Emerging Markets                      0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                  2.0%        3.0%        4.0%       6.0%
 Foreign Value                         2.0%        3.0%        3.0%       3.0%
 Global Bond                           4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond          10.0%        9.0%        7.0%       2.0%
 Growth-Income                         5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                       4.0%        3.0%        1.0%       0.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                    5.0%        6.0%        8.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares              6.0%        7.0%        8.0%       8.0%
 Real Estate                           0.0%        0.0%        0.0%       1.0%
 Real Return                           9.0%        5.0%        3.0%       0.0%
 SA JPMorgan MFS Core Bond            14.0%       11.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                               4.0%        4.0%        4.0%       6.0%
 SA Marsico Focused Growth             1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                               8.0%        8.0%        8.0%       8.0%
 Small & Mid Cap Value                 2.0%        2.0%        2.0%       2.0%
 Small Company Value                   0.0%        2.0%        2.0%       1.0%
                          TOTAL        100%        100%        100%       100%

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH APRIL 30, 2013)



         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              4.0%        6.0%        6.0%       7.0%
 American Funds Growth                     2.0%        2.0%        2.0%       3.0%
 American Funds Growth-Income              2.0%        2.0%        2.0%       3.0%
 Capital Appreciation                      2.0%        2.0%        2.0%       3.0%
 Corporate Bond                            9.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                     3.0%        3.0%        3.0%       3.0%
 Emerging Markets                          0.0%        1.0%        2.0%       3.0%
 Equity Opportunities                      2.0%        2.0%        2.0%       2.0%
 Foreign Value                             4.0%        5.0%        6.0%       8.0%
 Global Bond                               3.0%        3.0%        2.0%       2.0%
 Government and Quality Bond              10.0%        8.0%        7.0%       2.0%
 Growth-Income                             5.0%        5.0%        6.0%       8.0%
 Growth Opportunities                      1.0%        2.0%        3.0%       4.0%
 High-Yield Bond                           4.0%        2.0%        1.0%       0.0%
 International Diversified Equities        1.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        4.0%        4.0%        4.0%       5.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  5.0%        5.0%        5.0%       6.0%
 Lord Abbett Growth and Income             1.0%        1.0%        1.0%       2.0%
 Mid-Cap Growth                            1.0%        1.0%        1.0%       2.0%
 Real Estate                               2.0%        3.0%        4.0%       4.0%
 Real Return                              12.0%        8.0%        3.0%       0.0%
 SA JPMorgan MFS Core Bond                12.0%       11.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap
   Value                                   4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                 0.0%        1.0%        2.0%       3.0%
 SA MFS Massachusetts Investors
   Trust                                   5.0%        5.0%        6.0%       8.0%
 Small & Mid Cap Value                     1.0%        2.0%        4.0%       5.0%
 Small Company Value                       1.0%        2.0%        2.0%       3.0%
                              TOTAL        100%        100%        100%       100%


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM OCTOBER 3, 2011 THROUGH APRIL 29, 2012)



         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              4.0%        6.0%        6.0%     6.0%
 American Funds Growth                     2.0%        1.0%        2.0%     3.0%
 American Funds Growth-Income              1.0%        1.0%        1.0%     2.0%
 Blue Chip Growth                          1.0%        0.0%        0.0%     0.0%
 Capital Appreciation                      2.0%        3.0%        3.0%     3.0%
 Corporate Bond                            9.0%        8.0%        7.0%     0.0%
 Emerging Markets                          0.0%        0.0%        2.0%     3.0%
 Foreign Value                             5.0%        7.0%        8.0%     8.0%
 Global Bond                               3.0%        3.0%        2.0%     2.0%
 Government and Quality Bond               7.0%        5.0%        4.0%     0.0%
 Growth-Income                             5.0%        5.0%        6.0%     8.0%
 Growth Opportunities                      2.0%        3.0%        3.0%     4.0%
 High-Yield Bond                           4.0%        2.0%        0.0%     0.0%
 International Diversified Equities        0.0%        0.0%        0.0%     4.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        4.0%        4.0%        4.0%     5.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  5.0%        5.0%        6.0%     7.0%
 Lord Abbett Growth and Income             1.0%        2.0%        2.0%     2.0%
 Mid-Cap Growth                            1.0%        1.0%        1.0%     1.0%
 Real Estate                               2.0%        3.0%        3.0%     4.0%
 Real Return                              12.0%        8.0%        3.0%     0.0%
 SA JPMorgan MFS Core Bond                15.0%       14.0%       14.0%     8.0%
 SA Legg Mason BW Large Cap
   Value                                   4.0%        4.0%        4.0%     5.0%
 SA Marsico Focused Growth                 0.0%        1.0%        2.0%     3.0%
 SA MFS Massachusetts Investors
   Trust                                   4.0%        5.0%        6.0%     8.0%
 Small & Mid Cap Value                     5.0%        6.0%        8.0%    10.0%
 Small Company Value                       2.0%        3.0%        3.0%     4.0%
                              TOTAL        100%        100%        100%     100%

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 2, 2011 THROUGH OCTOBER 2, 2011)



         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth               6%          9%          9%         10%
 American Funds Growth                      2%          2%          3%          3%
 American Funds Growth-Income               1%          1%          1%          1%
 Blue Chip Growth                           1%          1%          1%          1%
 Capital Appreciation                       2%          3%          3%          4%
 Corporate Bond                             9%          8%          5%          0%
 Emerging Markets                           0%          0%          2%          3%
 Foreign Value                              6%          9%         10%         10%
 Global Bond                                3%          2%          0%          0%
 Government and Quality Bond                8%          5%          3%          0%
 Growth-Income                              3%          3%          3%          3%
 Growth Opportunities                       2%          3%          6%          7%
 High-Yield Bond                            4%          0%          0%          0%
 International Diversified Equities         0%          0%          0%          5%
 Invesco V.I. Comstock Fund,
   Series II Shares                         3%          4%          4%          4%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                   5%          5%          6%          6%
 Lord Abbett Growth and Income              1%          2%          3%          3%
 Mid-Cap Growth                             1%          1%          2%          2%
 Real Estate                                2%          3%          4%          5%
 Real Return                               11%          7%          3%          0%
 SA JPMorgan MFS Core Bond                 15%         13%          9%          5%
 SA Legg Mason BW Large Cap
   Value                                    4%          4%          4%          5%
 SA Marsico Focused Growth                  0%          1%          2%          3%
 SA MFS Massachusetts Investors
   Trust                                    4%          5%          6%          7%
 Small & Mid Cap Value                      5%          6%          6%          7%
 Small Company Value                        2%          3%          5%          6%
                              TOTAL       100%        100%        100%        100%


SAMPLE PORTFOLIOS
(EFFECTIVE FROM FEBRUARY 11, 2013 THROUGH APRIL 30, 2013)


                                                  BALANCED                     ALL
                                                   TOWARD       GROWTH       EQUITY
              VARIABLE PORTFOLIOS                  GROWTH        FOCUS        FOCUS
 American Funds Global Growth                     12.0%        12.0%        17.0%
 American Funds Growth                             9.0%        10.0%        10.0%
 Corporate Bond                                    5.0%         0.0%         0.0%
 Foreign Value                                    11.0%        15.0%        18.0%
 Government and Quality Bond                      25.0%        20.0%         0.0%
 Growth Opportunities                              3.0%         5.0%         6.0%
 Invesco V.I. Comstock Fund, Series II Shares      6.0%        10.0%        13.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                                5.0%        10.0%        12.0%
 Mid-Cap Growth                                    4.0%         8.0%        10.0%
 SA MFS Massachusetts Investors Trust              7.0%        10.0%        14.0%
 SA MFS Total Return                              13.0%         0.0%         0.0%
                                          TOTAL  100.0%       100.0%       100.0%

SAMPLE PORTFOLIOS
(EFFECTIVE FROM JUNE 25, 2012 THROUGH FEBRUARY 10, 2013)


                                                  BALANCED                     ALL
                                                   TOWARD       GROWTH       EQUITY
              VARIABLE PORTFOLIOS                  GROWTH        FOCUS        FOCUS
 American Funds Global Growth                     11.0%        11.0%        15.0%
 American Funds Growth                            10.0%        11.0%        12.0%
 Corporate Bond                                    5.0%         0.0%         0.0%
 Foreign Value                                    10.0%        13.0%        15.0%
 Government and Quality Bond                      25.0%        20.0%         0.0%
 Growth Opportunities                              3.0%         5.0%         6.0%
 Invesco V.I. Comstock Fund, Series II Shares      6.0%        10.0%        14.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                                6.0%        12.0%        14.0%
 Mid-Cap Growth                                    4.0%         8.0%        10.0%
 SA MFS Massachusetts Investors Trust              7.0%        10.0%        14.0%
 SA MFS Total Return                              13.0%         0.0%         0.0%
                                          TOTAL  100.0%       100.0%       100.0%

SAMPLE PORTFOLIOS
(EFFECTIVE FROM MAY 21, 2012 THROUGH JUNE 24, 2012)


                                                  BALANCED                     ALL
                                                   TOWARD       GROWTH       EQUITY
              VARIABLE PORTFOLIOS                  GROWTH        FOCUS        FOCUS
 American Funds Global Growth                     11.0%        11.0%        15.0%
 American Funds Growth                             8.0%         9.0%        10.0%
 Corporate Bond                                    5.0%         0.0%         0.0%
 Foreign Value                                    10.0%        13.0%        15.0%
 Government and Quality Bond                      25.0%        20.0%         0.0%
 Growth Opportunities                              3.0%         5.0%         6.0%
 Invesco V.I. Comstock Fund, Series II Shares      6.0%        10.0%        14.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                                6.0%        12.0%        14.0%
 Mid-Cap Growth                                    4.0%         8.0%        10.0%
 SA MFS Massachusetts Investors Trust              7.0%        10.0%        13.0%
 SA MFS Total Return                              13.0%         0.0%         0.0%
 Small Company Value                               2.0%         2.0%         3.0%
                                          TOTAL  100.0%       100.0%       100.0%

The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


SAMPLE PORTFOLIOS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH MAY 20, 2012)


                                    BALANCED
                                     GROWTH     BALANCED                 ALL
                                       &         TOWARD      GROWTH     EQUITY
       VARIABLE PORTFOLIOS           INCOME      GROWTH       FOCUS     FOCUS
 American Funds Global Growth           5%          10%         10%     15%
 American Funds Growth                  5%           5%          5%     10%
 Corporate Bond                         5%           5%          0%      0%
 Foreign Value                         10%          10%         15%     15%
 Government and Quality Bond           20%          15%         10%      0%
 Growth Opportunities                   0%           0%          0%      5%
 Invesco V.I. Comstock Fund,
   Series II Shares                    10%          10%         10%     15%
 Invesco V.I. Growth and Income
   Fund, Series II Shares              10%          15%         15%     15%
 Mid-Cap Growth                         5%           5%         10%     10%
 SA JPMorgan MFS Core Bond             25%          15%         10%      0%
 SA MFS Massachusetts Investors
   Trust                                5%           5%         10%     12%
 Small Company Value                    0%           5%          5%      3%
                           TOTAL      100%         100%        100%    100%

The Sample Portfolios listed above are no longer available for investment if your contract was issued on or after April 30, 2013. However, once you invested in a Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Sample Portfolio will not be changed by us. Any subsequent Purchase Payments will be invested in the same Sample Portfolio as your current investment and will not be invested in the Sample Portfolio allocations specified above unless you provide us with specific instructions to do so.

You may invest in only one Sample Portfolio at a time. Investment outside of a Sample Portfolio is prohibited. However, if you elected an Optional Living Benefit, pursuant to investment requirements, a portion of your investment can be allocated outside the Sample Portfolio. You can elect to have your investment in the Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Sample Portfolio you selected.

You can transfer 100% of your investment from one Sample Portfolio to another Sample Portfolio at any time; you will be transferred into the most current Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. A subsequent Purchase Payment will be invested in the same Sample Portfolio as your current investment unless we receive different instructions from you.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

       Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                     STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               IN CONNECTION WITH

                          FS VARIABLE SEPARATE ACCOUNT

                   POLARIS PLATINUM O-SERIES VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated October 5, 2015, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  October 5, 2015

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
Separate Account and the Company........................................   3

General Account.........................................................   4

Information Regarding the Use of the Volatility Index ("VIX")...........   5

Performance Data........................................................   6

Annuity Income Payments.................................................  10

Annuity Unit Values.....................................................  10

Taxes...................................................................  13

Broker-Dealer Firms Receiving Revenue Sharing Payments..................  25

Distribution of Contracts...............................................  26

Financial Statements....................................................  26

                        SEPARATE ACCOUNT AND THE COMPANY

     The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.

     FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

      The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")


This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing on securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed, and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing, or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation orliablity in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third part licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Option Exchange, Incorporated and has neen licensed for use by S&P.

                               PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

CASH MANAGEMENT PORTFOLIO

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMF)/(SV)

      where:

SV. =   value of one Accumulation Unit at the start of a 7 day period
EV. =   value of one Accumulation Unit at the end of the 7 day period
CMF = an allocated portion of the $50 annual contract maintenance fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      STANDARDIZED PERFORMANCE: The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                 365/7
      Effective Yield = [(Base Period Return + 1)      - 1]

      For the seven day period ended December 31, 2002, the effective yield for the Cash Management Portfolio was -0.51%. The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."

      STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

               n
         P(1+T)  = ERV

         where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).


     The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

      We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIO PERFORMANCE

      Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Polaris Portfolio Allocator Models. The performance information described below for the Polaris Portfolio Allocator Models is also applicable to the Sample Portfolios (collectively, "Models").

      The Separate Account also computes "total return" data for each of the Models. Each Model is comprised of combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      NON-STANDARDIZED PERFORMANCE: Total return for a Model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the Model inception date and rebalanced in accordance with the Model on each reevaluation date. The Model inception date is the date when the Model was first offered for investment.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

      For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

      For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

NIF =   ($11.46/$11.44)
    =   1.00174825

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/(1/12)/] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from annuity factor tables, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..  a citizen or resident of the United States

.. a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..  any estate or trust other than a foreign estate or foreign trust (see
   Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

..  a person that meets the substantial presence test

..  any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2015 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2015 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2015 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2015 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2015 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2015 is between $183,000 and $193,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2015 is less than:
$183,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2014, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Financial Services, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS
                           -------------------------

     The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------

     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for FS Variable Separate Account and The United States Life Insurance Company in the City of New York ("US Life").

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2014 and the results of its operations and the changes in its net assets for each of the periods indicated

     - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2014, 2013 and 2012

     The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2014 are incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-178843), filed on April 29, 2015.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2014, 2013 and 2012 are incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-178843), filed on April 29, 2015.


(b)  Exhibits






(1)      Resolution Establishing Separate Account................................................................ 1
(2)      Custody Agreements...................................................................................... Not Applicable
(3)      (a)  Distribution Agreement............................................................................. 7
         (b)  Selling Agreement.................................................................................. 7
(4)      (a)  USL Variable Annuity Contract (FS-995 (12/10))..................................................... 11
         (b)  USL Merger Endorsement (USLE-6258 (8/11)).......................................................... 7
         (c)  USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-VXJ3 (1/12)).......................... 9
         (d)  USL IRA Endorsement (FSE-6171 (12/10))............................................................. 10
         (e)  USL Nursing Home Rider (FSE-6223 (8/06))........................................................... 10
         (f)  USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V/25J (1/13))......................... 11
         (g)  USL Maximum Anniversary Value Optional Death Benefit Endorsement
              (FSE-6255 (12/10))................................................................................. 11
         (h)  USL DOMA Endorsement (FSE-6249 (12/09))............................................................ 10
(5)      USL Annuity Application (FSA-579EJ (7/12)).............................................................. 11
(6)      Corporate Documents of Depositor
         (a)  Copy of the Bylaws of The United States Life Insurance Company in the City of New York,
              Amended and Restated December 14, 2010............................................................. 6
(7)      Reinsurance Contract.................................................................................... Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement................................................... 1
         (b)  Seasons Series Trust Fund Participation Agreement.................................................. 3
         (c)  SunAmerica Series Trust Fund Participation Agreement............................................... 1
         (d)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement.......................................................................................... 5
         (e)  American Funds Insurance Series Fund Participation Agreement....................................... 2
                    (i)   Amendment to American Funds Insurance Series Fund Participation Agreement.............. 13
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.................. 4
                    (i)   Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
                          Agreement.............................................................................. 7
                 (ii)     Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
                          Agreement.............................................................................. Filed Herewith
         (g)  Lord Abbett Series Fund, Inc. Fund Participation Agreement......................................... 2
         (h)  Letters of Consent to the Assignment of the Fund Participation Agreement........................... 7
(9)      Opinion of Counsel and Consent of Depositor............................................................. 8
(10)     Consent................................................................................................. Filed Herewith
(11)     Financial Statements Omitted from Item 23............................................................... Not Applicable
(12)     Initial Capitalization Agreement........................................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney -- The United States Life Insurance Company in the City of New York
              Directors.......................................................................................... 14
         (b)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and The United States Life Insurance Company in the City of New
              York............................................................................................... 12
         (c)  Agreement and Plan of Merger including the Charter of The United States Life Insurance
              Company in the City of New York as the Surviving Corporation....................................... 7





   (d)    CMA Termination Agreement........................................................................... 15



--------
1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
  Accession No. 0000950148-02-002786.

3 Incorporated by reference to Pre-Effective Amendment 1 and Amendment No. 1,
  File Nos. 333-118218 and 811-08369, filed on December 10, 2004, Accession No. 0001193125-04-210437.

4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  4, File Nos. 333-146429 and 811-08810, filed on April 28, 2008, Accession
  No. 0000950148-08-000097.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

6 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
  File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
  0001193125-11-120900.

7 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

8 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178843 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104745.

9 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  2, File Nos. 333-178843 and 811-08810, filed on April 30, 2012, Accession
  No. 0000950123-12-007278.

10 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178841 and 811-03859, filed on April 29, 2013,
  Accession No. 000950123-13-002972.

11 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-178843 and 811-08810, filed on April 29, 2013,
  Accession No. 0000950123-13-002976.


12 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-178845 and 811-08820, filed on April 29, 2014,
  Accession No. 0000950123-14-004354.



13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198224 and 811-08810, filed on November 3, 2014, Accession No. 0000959123-14-010829.



14 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-178845 and 811-08810, filed on April 29, 2015,
  Accession No. 0001193125-15-156230.



15 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-1178843 and 811-08810, filed on April 29, 2015,
  Accession No. 0001193125-15-156381.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Robert S. Schimek                                 Director, Chairman, President
Kevin T. Hogan(4)                                 Director, Chief Executive Officer
Thomas J. Diemer                                  Director, Senior Vice President and Chief Risk Officer
Deborah A. Gero(1)                                Director, Senior Vice President and Chief Investment Officer
William J. Carr                                   Director
William A. Kane                                   Director
Scott H. Richland                                 Director
John Q. Doyle(4)                                  Director
Charles S. Shamieh(4)                             President, Life, Disability and Health
Jana W. Greer(2)                                  President, Individual Retirement
Jonathan J. Novak(1)                              President, Institutional Markets
Robert J. Scheinerman                             Executive Vice President, Head of Individual Retirement
Jesus C. Zaragoza                                 Senior Vice President and Life Controller
Michael P. Harwood                                Senior Vice President, Chief Actuary and Corporate Illustration
                                                  Actuary
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Timothy W. Still                                  Senior Vice President and Chief Operations Officer
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Yoav Tamir(2)                                     Senior Vice President, Market Risk Management
Sai P. Raman(5)                                   Senior Vice President, Institutional Markets
Craig A. Buck(8)                                  Senior Vice President, Capital Management
Timothy M. Heslin                                 Senior Vice President, Head of Global Life Sciences
Rodney E. Rishel                                  Senior Vice President, Head of US Life and Disability
Gloria Beissinger                                 Vice President and Treasurer
Charles E. Beam(3)                                Vice President and Assistant Controller
Jim A. Coppedge                                   Vice President and Assistant Secretary
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
John B. Deremo(3)                                 Vice President, Distribution
Gavin D. Friedman(1)                              Vice President and Litigation Officer
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Josephine B. Lowman                               Vice President and Tax Officer
Michael E. Treske(2)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Katherine L. Stoner                               Vice President, 38a-1 Compliance Officer
Christina M. Haley(2)                             Vice President, Product Filing
Marla S. Campagna(6)                              Vice President
Manda Ghaferi(1)                                  Vice President
Mary M. Newitt(2)                                 Vice President, Product Filing
Keith C. Honig(6)                                 Vice President
Becky L. Strom                                    Anti-Money Laundering and Economic Sanctions Compliance Officer
David J. Kumatz(3)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Cris Thomas                                       Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Barry A. Hopkins(3)                               Assistant Tax Officer





NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(7)                                   Investment Tax Officer
Alireza Vaseghi(7)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer


--------

(1)   1999 Avenue of the Stars, Los Angeles, CA 90067


(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897


(6)   777 S. Figueroa Street, Los Angeles, CA 90017


(7)   80 Pine Street, New York, NY 10005

(8)   1650 Market Street, Philadelphia, PA 19139


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-15-000002, filed on February 20, 2015. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 1, 2015, the number of Polaris Platinum O-Series contracts funded by FS Variable Separate Account was 201, of which 122 were qualified contracts and 79 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                     POSITION
-------------------------- ----------------------------------------------------------------
   Peter A. Harbeck        Director
   James T. Nichols        Director, President and Chief Executive Officer
   Rebecca Snider          Chief Compliance Officer
   Frank Curran            Vice President, Controller, Financial Operation Officer, Chief
                           Financial Officer and Treasurer
   Stephen A. Maginn(2)    Director, Senior Vice President
   Michael E. Treske(1)    Chief Distribution Officer, Mutual Funds and Variable Annuities
   John T. Genoy           Vice President
   Mallary L. Reznik(2)    Vice President
   Christine A. Nixon(2)   Secretary
   Virginia N. Puzon(2)    Assistant Secretary

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at

One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 2nd day of October 2015.


                                       FS VARIABLE SEPARATE ACCOUNT

                                       (Registrant)


                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK
                                          (On behalf of the Registrant and
                                          itself)



                                       BY: /s/  JESUS C. ZARAGOZA

                                          -------------------------------------

                                          JESUS C. ZARAGOZA
                                          SENIOR VICE PRESIDENT AND
                                          LIFE CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                TITLE                         DATE
---------------------------------   --------------------------------------   ----------------
*ROBERT S. SCHIMEK                     Director, Chairman and President      October 2, 2015
------------------------------
ROBERT S. SCHIMEK

*WILLIAM J. CARR                                   Director                  October 2, 2015
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                     Director, Senior Vice President and    October 2, 2015
------------------------------                Chief Risk Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE                                     Director                  October 2, 2015
------------------------------
JOHN Q. DOYLE

*DEBORAH A. GERO                      Director, Senior Vice President and    October 2, 2015
------------------------------             Chief Investment Officer
DEBORAH A. GERO

*KEVIN T. HOGAN                      Director and Chief Executive Officer    October 2, 2015
------------------------------
KEVIN T. HOGAN

*WILLIAM J. KANE                                   Director                  October 2, 2015
------------------------------
WILLIAM J. KANE

*SCOTT H. RICHLAND                                 Director                  October 2, 2015
------------------------------
SCOTT H. RICHLAND

/s/  JESUS C. ZARAGOZA               Senior President and Life Controller    October 2, 2015
------------------------------
JESUS C. ZARAGOZA

/s/  MANDA GHAFERI                             Attorney-in-Fact              October 2, 2015
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.                                              DESCRIPTION
-------------   -----------------------------------------------------------------------------------------------
(8)(f)(ii)      Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement
(10)            Consent